Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
[1]	United States Treasury Note/Bond (Cost $114,756)	0.750%	5/31/26	115,000	114,713
Corporate Bonds (99.1%)
Communications (5.2%)
	Alphabet Inc.	3.375%	2/25/24	17,667	19,177
	Alphabet Inc.	0.450%	8/15/25	16,237	16,092
	Amazon.com Inc.	0.250%	5/12/23	20,950	20,981
	Amazon.com Inc.	0.450%	5/12/24	52,000	52,112
	Amazon.com Inc.	1.000%	5/12/26	58,000	58,028
	America Movil SAB de CV	3.125%	7/16/22	29,795	30,657
	AT&T Inc.	3.000%	6/30/22	41,431	42,456
	AT&T Inc.	2.625%	12/1/22	21,227	21,837
	AT&T Inc.	4.050%	12/15/23	9,887	10,775
	AT&T Inc.	3.800%	3/1/24	50	54
	AT&T Inc.	0.900%	3/25/24	46,175	46,310
	AT&T Inc.	4.450%	4/1/24	12,275	13,497
	AT&T Inc.	3.950%	1/15/25	15,397	17,052
	AT&T Inc.	3.400%	5/15/25	48,246	52,912
	AT&T Inc.	3.600%	7/15/25	28,124	31,000
	AT&T Inc.	4.125%	2/17/26	40,135	45,340
	AT&T Inc.	1.700%	3/25/26	61,435	61,986
	Baidu Inc.	2.875%	7/6/22	12,000	12,261
	Baidu Inc.	3.500%	11/28/22	10,108	10,505
	Baidu Inc.	3.875%	9/29/23	18,480	19,716
	Baidu Inc.	4.375%	5/14/24	21,863	23,929
	Baidu Inc.	3.075%	4/7/25	17,829	18,881
	Baidu Inc.	4.125%	6/30/25	6,910	7,621
	Baidu Inc.	1.720%	4/9/26	6,343	6,381
[2]	Bell Canada	0.750%	3/17/24	475	475
	Booking Holdings Inc.	2.750%	3/15/23	14,746	15,349
	Booking Holdings Inc.	3.650%	3/15/25	10,089	11,046
	British Telecommunications plc	4.500%	12/4/23	14,551	15,915
	Charter Communications Operating LLC	4.464%	7/23/22	55,113	57,242
[2]	Charter Communications Operating LLC	4.500%	2/1/24	29,417	32,154
	Charter Communications Operating LLC	4.908%	7/23/25	95,703	108,793
[3]	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	24,793	28,093
	Comcast Corp.	3.000%	2/1/24	28,417	30,294
	Comcast Corp.	3.600%	3/1/24	23,742	25,793
	Comcast Corp.	3.700%	4/15/24	55,252	60,180
	Comcast Corp.	3.375%	2/15/25	21,050	22,967
	Comcast Corp.	3.100%	4/1/25	24,127	26,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.375%	8/15/25	28,260	30,982
	Comcast Corp.	3.950%	10/15/25	58,412	65,627
	Comcast Corp.	3.150%	3/1/26	39,038	42,594
	Discovery Communications LLC	2.950%	3/20/23	19,567	20,384
	Discovery Communications LLC	3.800%	3/13/24	9,130	9,832
	Discovery Communications LLC	3.900%	11/15/24	16,648	18,158
	Discovery Communications LLC	3.450%	3/15/25	6,802	7,314
	Discovery Communications LLC	3.950%	6/15/25	10,018	11,008
	Discovery Communications LLC	4.900%	3/11/26	14,092	16,111
	eBay Inc.	1.400%	5/10/26	15,700	15,747
	Electronic Arts Inc.	4.800%	3/1/26	5,711	6,616
[2,4]	Expedia Group Inc.	3.600%	12/15/23	11,032	11,748
	Expedia Group Inc.	4.500%	8/15/24	10,903	12,032
	Expedia Group Inc.	5.000%	2/15/26	15,994	18,237
	Fox Corp.	4.030%	1/25/24	28,935	31,450
	Fox Corp.	3.050%	4/7/25	13,173	14,119
	Grupo Televisa SAB	6.625%	3/18/25	6,944	8,267
	Grupo Televisa SAB	4.625%	1/30/26	3,365	3,764
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,592	5,026
	Juniper Networks Inc.	1.200%	12/10/25	11,170	11,101
	Omnicom Group Inc.	3.625%	5/1/22	13,714	14,128
	Omnicom Group Inc.	3.650%	11/1/24	29,750	32,467
	Omnicom Group Inc.	3.600%	4/15/26	31,000	34,337
	Rogers Communications Inc.	3.000%	3/15/23	7,422	7,711
	Rogers Communications Inc.	4.100%	10/1/23	16,095	17,290
	Rogers Communications Inc.	3.625%	12/15/25	12,802	14,120
	TCI Communications Inc.	7.875%	2/15/26	9,250	12,015
	Telefonica Emisiones SA	4.570%	4/27/23	21,590	23,229
	Tencent Music Entertainment Group	1.375%	9/3/25	5,140	5,080
	Thomson Reuters Corp.	4.300%	11/23/23	10,590	11,455
	Thomson Reuters Corp.	3.350%	5/15/26	11,136	12,197
	Time Warner Entertainment Co. LP	8.375%	3/15/23	20,921	23,781
	T-Mobile USA Inc.	3.500%	4/15/25	79,111	85,956
	T-Mobile USA Inc.	1.500%	2/15/26	16,998	17,054
[2]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	22,937	23,656
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	14,925	16,266
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	20,718	22,511
	Verizon Communications Inc.	4.150%	3/15/24	605	660
	Verizon Communications Inc.	0.750%	3/22/24	36,975	37,267
	Verizon Communications Inc.	3.500%	11/1/24	36,114	39,249
	Verizon Communications Inc.	3.376%	2/15/25	54,653	59,528
	Verizon Communications Inc.	0.850%	11/20/25	45,426	44,968
	Verizon Communications Inc.	1.450%	3/20/26	55,805	56,381
	ViacomCBS Inc.	3.875%	4/1/24	9,689	10,467
	ViacomCBS Inc.	3.700%	8/15/24	13,017	14,132
	ViacomCBS Inc.	3.500%	1/15/25	16,428	17,753
	ViacomCBS Inc.	4.750%	5/15/25	34,982	39,682
	ViacomCBS Inc.	4.000%	1/15/26	11,872	13,196
	Vodafone Group plc	2.500%	9/26/22	554	570
	Vodafone Group plc	3.750%	1/16/24	23,166	25,174
	Vodafone Group plc	4.125%	5/30/25	34,270	38,391
	Walt Disney Co.	1.650%	9/1/22	15,359	15,628
	Walt Disney Co.	3.000%	9/15/22	27,959	28,943
	Walt Disney Co.	1.750%	8/30/24	22,519	23,330
	Walt Disney Co.	3.700%	9/15/24	14,656	16,026
	Walt Disney Co.	3.350%	3/24/25	31,327	34,170
	Walt Disney Co.	3.700%	10/15/25	14,345	15,900
	Walt Disney Co.	1.750%	1/13/26	35,112	36,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weibo Corp.	3.500%	7/5/24	17,100	18,021
	WPP Finance 2010	3.625%	9/7/22	7,418	7,716
	WPP Finance 2010	3.750%	9/19/24	17,504	19,144
					2,419,820
Consumer Discretionary (6.4%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	11,230	11,690
	Alibaba Group Holding Ltd.	3.600%	11/28/24	50,318	54,672
	Amazon.com Inc.	2.500%	11/29/22	31,135	32,012
	Amazon.com Inc.	2.400%	2/22/23	28,047	29,029
	Amazon.com Inc.	0.400%	6/3/23	18,448	18,519
	Amazon.com Inc.	2.800%	8/22/24	38,520	41,235
	Amazon.com Inc.	3.800%	12/5/24	21,018	23,217
	Amazon.com Inc.	0.800%	6/3/25	24,419	24,529
	Amazon.com Inc.	5.200%	12/3/25	15,926	18,848
	American Honda Finance Corp.	1.950%	5/20/22	11,827	12,027
[2]	American Honda Finance Corp.	2.200%	6/27/22	15,893	16,224
[2]	American Honda Finance Corp.	0.400%	10/21/22	9,792	9,814
[2]	American Honda Finance Corp.	2.600%	11/16/22	13,848	14,320
[2]	American Honda Finance Corp.	2.050%	1/10/23	9,445	9,712
[2]	American Honda Finance Corp.	1.950%	5/10/23	11,795	12,169
[2]	American Honda Finance Corp.	0.875%	7/7/23	47,016	47,533
[2]	American Honda Finance Corp.	3.450%	7/14/23	4,704	5,010
[2]	American Honda Finance Corp.	0.650%	9/8/23	14,217	14,314
[2]	American Honda Finance Corp.	3.625%	10/10/23	15,702	16,902
[2]	American Honda Finance Corp.	3.550%	1/12/24	16,529	17,857
[2]	American Honda Finance Corp.	2.900%	2/16/24	11,776	12,529
[2]	American Honda Finance Corp.	2.400%	6/27/24	14,811	15,648
[2]	American Honda Finance Corp.	0.550%	7/12/24	23,706	23,731
[2]	American Honda Finance Corp.	2.150%	9/10/24	14,729	15,452
[2]	American Honda Finance Corp.	1.200%	7/8/25	7,702	7,805
[2]	American Honda Finance Corp.	1.000%	9/10/25	10,916	10,952
	Aptiv Corp.	4.150%	3/15/24	14,513	15,818
	Aptiv plc	4.250%	1/15/26	13,172	14,912
	AutoNation Inc.	3.500%	11/15/24	10,864	11,733
	AutoNation Inc.	4.500%	10/1/25	7,807	8,740
	AutoZone Inc.	2.875%	1/15/23	10,513	10,864
	AutoZone Inc.	3.125%	7/15/23	9,931	10,431
	AutoZone Inc.	3.125%	4/18/24	6,670	7,124
	AutoZone Inc.	3.250%	4/15/25	3,448	3,721
	AutoZone Inc.	3.625%	4/15/25	11,036	12,103
	AutoZone Inc.	3.125%	4/21/26	8,500	9,246
	Block Financial LLC	5.500%	11/1/22	8,610	8,988
	Block Financial LLC	5.250%	10/1/25	7,810	8,919
	BorgWarner Inc.	3.375%	3/15/25	9,912	10,781
[2,4]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	6,004
	DR Horton Inc.	4.375%	9/15/22	38	39
	DR Horton Inc.	4.750%	2/15/23	5,480	5,809
	DR Horton Inc.	5.750%	8/15/23	12,070	13,267
	DR Horton Inc.	2.500%	10/15/24	12,821	13,526
	DR Horton Inc.	2.600%	10/15/25	12,303	13,018
	eBay Inc.	2.750%	1/30/23	20,124	20,900
	eBay Inc.	3.450%	8/1/24	15,027	16,217
	eBay Inc.	1.900%	3/11/25	20,427	21,186
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	14,369	15,450
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	7,752	8,585
	General Motors Co.	4.875%	10/2/23	37,027	40,503
	General Motors Co.	5.400%	10/2/23	19,326	21,368
	General Motors Co.	4.000%	4/1/25	11,492	12,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	6.125%	10/1/25	46,803	55,650
	General Motors Financial Co. Inc.	1.050%	3/8/24	10,000	10,070
	General Motors Financial Co. Inc.	3.150%	6/30/22	26,319	27,006
	General Motors Financial Co. Inc.	3.550%	7/8/22	31,891	32,970
	General Motors Financial Co. Inc.	3.250%	1/5/23	10,730	11,164
	General Motors Financial Co. Inc.	5.200%	3/20/23	40,307	43,572
	General Motors Financial Co. Inc.	3.700%	5/9/23	34,669	36,514
	General Motors Financial Co. Inc.	4.250%	5/15/23	17,333	18,515
	General Motors Financial Co. Inc.	4.150%	6/19/23	27,609	29,451
	General Motors Financial Co. Inc.	1.700%	8/18/23	17,439	17,828
	General Motors Financial Co. Inc.	5.100%	1/17/24	34,221	37,882
	General Motors Financial Co. Inc.	3.950%	4/13/24	17,552	19,002
	General Motors Financial Co. Inc.	3.500%	11/7/24	19,735	21,291
	General Motors Financial Co. Inc.	4.000%	1/15/25	23,713	25,908
	General Motors Financial Co. Inc.	2.900%	2/26/25	34,839	36,890
	General Motors Financial Co. Inc.	4.350%	4/9/25	34,690	38,563
	General Motors Financial Co. Inc.	2.750%	6/20/25	23,543	24,878
	General Motors Financial Co. Inc.	4.300%	7/13/25	10,231	11,356
	General Motors Financial Co. Inc.	1.250%	1/8/26	14,978	14,873
	General Motors Financial Co. Inc.	5.250%	3/1/26	25,175	29,151
	Global Payments Inc.	1.200%	3/1/26	12,425	12,330
	Harley-Davidson Inc.	3.500%	7/28/25	9,199	9,879
	Hasbro Inc.	2.600%	11/19/22	3,049	3,141
	Hasbro Inc.	3.000%	11/19/24	13,634	14,546
	Home Depot Inc.	2.625%	6/1/22	13,864	14,178
	Home Depot Inc.	2.700%	4/1/23	28,968	30,121
	Home Depot Inc.	3.750%	2/15/24	29,916	32,367
	Home Depot Inc.	3.350%	9/15/25	17,655	19,427
	Home Depot Inc.	3.000%	4/1/26	26,303	28,708
	Hyatt Hotels Corp.	3.375%	7/15/23	8,748	9,156
	Hyatt Hotels Corp.	5.375%	4/23/25	7,252	8,228
	Hyatt Hotels Corp.	4.850%	3/15/26	9,470	10,650
	JD.com Inc.	3.875%	4/29/26	12,575	13,854
	Kohl's Corp.	4.250%	7/17/25	522	572
	Las Vegas Sands Corp.	3.200%	8/8/24	37,747	39,721
	Las Vegas Sands Corp.	2.900%	6/25/25	9,435	9,826
	Leggett & Platt Inc.	3.400%	8/15/22	1,862	1,908
	Leggett & Platt Inc.	3.800%	11/15/24	6,876	7,482
	Lennar Corp.	4.125%	1/15/22	10,000	10,133
	Lennar Corp.	4.750%	11/15/22	8,892	9,334
	Lennar Corp.	4.875%	12/15/23	9,750	10,646
	Lennar Corp.	4.500%	4/30/24	12,250	13,406
	Lennar Corp.	5.875%	11/15/24	7,186	8,200
	Lennar Corp.	4.750%	5/30/25	13,830	15,542
	Lowe's Cos. Inc.	3.800%	11/15/21	1	1
	Lowe's Cos. Inc.	3.875%	9/15/23	11,729	12,568
	Lowe's Cos. Inc.	3.125%	9/15/24	13,454	14,478
	Lowe's Cos. Inc.	4.000%	4/15/25	15,095	16,796
	Lowe's Cos. Inc.	3.375%	9/15/25	13,038	14,304
	Lowe's Cos. Inc.	2.500%	4/15/26	27,550	29,276
	Magna International Inc.	3.625%	6/15/24	12,449	13,486
	Magna International Inc.	4.150%	10/1/25	12,381	13,934
	Marriott International Inc.	3.250%	9/15/22	9,150	9,373
	Marriott International Inc.	2.125%	10/3/22	9,097	9,252
[2]	Marriott International Inc.	4.150%	12/1/23	6,537	7,020
	Marriott International Inc.	3.600%	4/15/24	10,199	10,914
	Marriott International Inc.	3.750%	3/15/25	8,321	8,960
[2]	Marriott International Inc.	5.750%	5/1/25	25,359	29,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	3.750%	10/1/25	5,317	5,741
[2]	Marriott International Inc.	3.125%	6/15/26	2,750	2,919
[2]	McDonald's Corp.	3.350%	4/1/23	24,421	25,732
[2]	McDonald's Corp.	3.250%	6/10/24	6,525	7,033
[2]	McDonald's Corp.	3.375%	5/26/25	20,612	22,443
[2]	McDonald's Corp.	3.300%	7/1/25	18,208	19,836
[2]	McDonald's Corp.	1.450%	9/1/25	8,850	9,046
[2]	McDonald's Corp.	3.700%	1/30/26	32,124	35,707
	Mohawk Industries Inc.	3.850%	2/1/23	12,119	12,688
	NIKE Inc.	2.250%	5/1/23	9,340	9,658
	NIKE Inc.	2.400%	3/27/25	14,762	15,655
	NVR Inc.	3.950%	9/15/22	10,225	10,582
	O'Reilly Automotive Inc.	3.800%	9/1/22	6,332	6,548
	O'Reilly Automotive Inc.	3.850%	6/15/23	5,010	5,315
	O'Reilly Automotive Inc.	3.550%	3/15/26	8,600	9,539
	Owens Corning	4.200%	12/1/24	6,494	7,160
	PulteGroup Inc.	5.500%	3/1/26	10,911	12,816
	PVH Corp.	4.625%	7/10/25	12,027	13,500
	Ralph Lauren Corp.	1.700%	6/15/22	9,947	10,093
	Ralph Lauren Corp.	3.750%	9/15/25	7,929	8,783
	Ross Stores Inc.	4.600%	4/15/25	15,311	17,329
	Ross Stores Inc.	0.875%	4/15/26	9,698	9,523
	Sands China Ltd.	4.600%	8/8/23	27,350	29,128
	Sands China Ltd.	5.125%	8/8/25	40,088	44,866
	Sands China Ltd.	3.800%	1/8/26	11,875	12,728
	Stanley Black & Decker Inc.	3.400%	3/1/26	11,522	12,754
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	16,434	17,458
	Starbucks Corp.	2.700%	6/15/22	14,169	14,471
	Starbucks Corp.	3.100%	3/1/23	22,989	24,049
	Starbucks Corp.	3.850%	10/1/23	8,463	9,078
	Starbucks Corp.	3.800%	8/15/25	26,206	29,162
	Stellantis NV	5.250%	4/15/23	31,416	34,006
	Tapestry Inc.	3.000%	7/15/22	7,075	7,215
	Tapestry Inc.	4.250%	4/1/25	14,325	15,583
	TJX Cos. Inc.	2.500%	5/15/23	13,218	13,718
	TJX Cos. Inc.	3.500%	4/15/25	28,046	30,642
	Toyota Motor Corp.	2.157%	7/2/22	13,742	14,030
	Toyota Motor Corp.	3.419%	7/20/23	14,325	15,263
	Toyota Motor Corp.	0.681%	3/25/24	492	495
	Toyota Motor Corp.	2.358%	7/2/24	6,305	6,655
	Toyota Motor Corp.	1.339%	3/25/26	22,100	22,407
[2]	Toyota Motor Credit Corp.	0.400%	4/6/23	9,307	9,334
[2]	Toyota Motor Credit Corp.	1.150%	5/26/22	10,000	10,095
[2]	Toyota Motor Credit Corp.	2.800%	7/13/22	23,761	24,438
[2]	Toyota Motor Credit Corp.	0.450%	7/22/22	13,182	13,221
[2]	Toyota Motor Credit Corp.	2.150%	9/8/22	20,519	21,026
[2]	Toyota Motor Credit Corp.	0.350%	10/14/22	23,004	23,053
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	18,162	18,865
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	13,177	13,699
[2]	Toyota Motor Credit Corp.	2.900%	3/30/23	23,227	24,350
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	20,890	20,975
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	39,782	40,655
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	10,079	10,798
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	12,136	12,679
	Toyota Motor Credit Corp.	3.350%	1/8/24	10,533	11,341
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	21,561	21,596
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	12,227	13,074
[2]	Toyota Motor Credit Corp.	2.000%	10/7/24	8,277	8,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	50,884	52,830
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	22,328	24,175
[2]	Toyota Motor Credit Corp.	3.400%	4/14/25	14,597	16,029
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	9,210	9,177
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	14,625	14,575
	VF Corp.	2.400%	4/23/25	18,066	19,003
	Whirlpool Corp.	4.700%	6/1/22	4,525	4,715
	Whirlpool Corp.	4.000%	3/1/24	5,825	6,351
	Whirlpool Corp.	3.700%	5/1/25	4,762	5,225
[2]	Yale University	0.873%	4/15/25	9,221	9,309
					3,013,933
Consumer Staples (5.5%)
	Altria Group Inc.	2.850%	8/9/22	17,429	17,966
	Altria Group Inc.	4.000%	1/31/24	23,010	25,005
	Altria Group Inc.	3.800%	2/14/24	15,970	17,213
	Altria Group Inc.	2.350%	5/6/25	11,522	12,078
	Altria Group Inc.	4.400%	2/14/26	30,701	34,755
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	63,112	69,943
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	39,528	43,785
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	59,829	66,915
	Archer-Daniels-Midland Co.	2.750%	3/27/25	8,235	8,825
	BAT Capital Corp.	2.764%	8/15/22	22,011	22,534
	BAT Capital Corp.	3.222%	8/15/24	47,788	50,881
	BAT Capital Corp.	2.789%	9/6/24	16,189	17,055
	BAT International Finance plc	1.668%	3/25/26	31,628	31,551
	Brown-Forman Corp.	3.500%	4/15/25	4,401	4,806
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,950	9,223
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	12,730	13,934
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	11,851	12,020
	Campbell Soup Co.	2.500%	8/2/22	13,014	13,345
	Campbell Soup Co.	3.650%	3/15/23	10,208	10,769
	Campbell Soup Co.	3.950%	3/15/25	16,767	18,529
	Campbell Soup Co.	3.300%	3/19/25	9,965	10,766
	Church & Dwight Co. Inc.	2.450%	8/1/22	7,135	7,292
	Church & Dwight Co. Inc.	2.875%	10/1/22	5,759	5,954
	Clorox Co.	3.800%	11/15/21	5,664	5,755
	Clorox Co.	3.050%	9/15/22	8,547	8,791
	Clorox Co.	3.500%	12/15/24	7,410	8,117
	Coca-Cola Co.	1.750%	9/6/24	30,279	31,630
	Coca-Cola Co.	2.875%	10/27/25	28,222	30,710
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	6,017	6,683
[2]	Colgate-Palmolive Co.	2.250%	11/15/22	9,877	10,174
[2]	Colgate-Palmolive Co.	1.950%	2/1/23	2,085	2,146
[2]	Colgate-Palmolive Co.	2.100%	5/1/23	6,577	6,813
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	7,126	7,694
	Conagra Brands Inc.	3.250%	9/15/22	700	725
	Conagra Brands Inc.	3.200%	1/25/23	5,681	5,899
	Conagra Brands Inc.	4.300%	5/1/24	28,690	31,706
	Conagra Brands Inc.	4.600%	11/1/25	23,472	26,878
	Constellation Brands Inc.	2.650%	11/7/22	23,910	24,626
	Constellation Brands Inc.	3.200%	2/15/23	22,759	23,792
	Constellation Brands Inc.	4.250%	5/1/23	23,722	25,404
	Constellation Brands Inc.	4.750%	11/15/24	6,925	7,832
	Constellation Brands Inc.	4.400%	11/15/25	6,537	7,430
	Constellation Brands Inc.	4.750%	12/1/25	7,289	8,427
	Costco Wholesale Corp.	2.750%	5/18/24	28,179	30,052
	Diageo Capital plc	2.625%	4/29/23	21,723	22,591
	Diageo Capital plc	3.500%	9/18/23	12,018	12,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	2.125%	10/24/24	12,550	13,173
	Diageo Capital plc	1.375%	9/29/25	21,231	21,638
	Dollar General Corp.	3.250%	4/15/23	29,690	31,048
	Dollar General Corp.	4.150%	11/1/25	5,619	6,307
	Dollar Tree Inc.	3.700%	5/15/23	20,947	22,201
	Dollar Tree Inc.	4.000%	5/15/25	20,882	23,118
	Estee Lauder Cos. Inc.	2.000%	12/1/24	9,916	10,447
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,180	3,305
	General Mills Inc.	3.150%	12/15/21	4,553	4,590
	General Mills Inc.	2.600%	10/12/22	12,834	13,197
	General Mills Inc.	3.700%	10/17/23	21,485	23,115
	General Mills Inc.	3.650%	2/15/24	11,144	12,039
	General Mills Inc.	4.000%	4/17/25	12,487	13,870
	Hershey Co.	2.625%	5/1/23	750	778
	Hershey Co.	3.375%	5/15/23	9,860	10,425
	Hershey Co.	2.050%	11/15/24	5,975	6,282
	Hershey Co.	0.900%	6/1/25	6,465	6,499
	Hershey Co.	3.200%	8/21/25	5,377	5,869
[1]	Hormel Foods Corp.	0.650%	6/3/24	13,000	13,008
	J M Smucker Co.	3.500%	3/15/25	24,438	26,729
	Kellogg Co.	2.650%	12/1/23	11,356	11,974
	Kellogg Co.	3.250%	4/1/26	13,419	14,678
	Keurig Dr Pepper Inc.	4.057%	5/25/23	19,910	21,294
	Keurig Dr Pepper Inc.	3.130%	12/15/23	20,809	22,082
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	10,019
	Keurig Dr Pepper Inc.	4.417%	5/25/25	15,896	17,915
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,814	7,494
	Kimberly-Clark Corp.	2.400%	6/1/23	5,921	6,174
	Kimberly-Clark Corp.	3.050%	8/15/25	5,890	6,400
	Kimberly-Clark Corp.	2.750%	2/15/26	10,139	10,982
	Kroger Co.	2.800%	8/1/22	14,390	14,776
	Kroger Co.	3.850%	8/1/23	15,517	16,543
	Kroger Co.	4.000%	2/1/24	13,445	14,567
	Kroger Co.	3.500%	2/1/26	6,394	7,041
	McCormick & Co. Inc.	2.700%	8/15/22	18,802	19,299
	McCormick & Co. Inc.	3.150%	8/15/24	21,375	22,932
	McCormick & Co. Inc.	0.900%	2/15/26	8,979	8,851
	Mead Johnson Nutrition Co.	4.125%	11/15/25	21,915	24,754
[2,4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	6,150	6,291
	Mondelez International Inc.	0.625%	7/1/22	22,651	22,737
	Mondelez International Inc.	1.500%	5/4/25	20,644	21,096
	PepsiCo Inc.	3.100%	7/17/22	24,531	25,213
	PepsiCo Inc.	2.750%	3/1/23	19,221	20,081
	PepsiCo Inc.	0.750%	5/1/23	26,761	27,045
	PepsiCo Inc.	0.400%	10/7/23	5,806	5,824
	PepsiCo Inc.	3.600%	3/1/24	12,515	13,518
	PepsiCo Inc.	2.250%	3/19/25	50,262	53,180
	PepsiCo Inc.	2.750%	4/30/25	19,910	21,420
	PepsiCo Inc.	3.500%	7/17/25	10,205	11,271
	PepsiCo Inc.	2.850%	2/24/26	21,668	23,599
	Philip Morris International Inc.	2.375%	8/17/22	15,846	16,229
	Philip Morris International Inc.	2.500%	8/22/22	16,786	17,256
	Philip Morris International Inc.	2.500%	11/2/22	14,357	14,792
	Philip Morris International Inc.	2.625%	3/6/23	14,465	15,070
	Philip Morris International Inc.	1.125%	5/1/23	20,750	21,092
	Philip Morris International Inc.	2.125%	5/10/23	10,277	10,613
	Philip Morris International Inc.	3.600%	11/15/23	7,389	7,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	2.875%	5/1/24	15,464	16,486
	Philip Morris International Inc.	3.250%	11/10/24	17,509	19,033
	Philip Morris International Inc.	1.500%	5/1/25	7,762	7,944
	Philip Morris International Inc.	3.375%	8/11/25	14,117	15,435
	Philip Morris International Inc.	2.750%	2/25/26	22,748	24,462
	Philip Morris International Inc.	0.875%	5/1/26	15,495	15,332
	Procter & Gamble Co.	2.150%	8/11/22	18,993	19,437
	Procter & Gamble Co.	3.100%	8/15/23	28,046	29,886
	Procter & Gamble Co.	0.550%	10/29/25	17,235	17,095
	Procter & Gamble Co.	2.700%	2/2/26	15,261	16,549
	Reynolds American Inc.	4.850%	9/15/23	6,945	7,599
	Reynolds American Inc.	4.450%	6/12/25	57,107	63,483
	Sysco Corp.	2.600%	6/12/22	11,434	11,693
	Sysco Corp.	3.550%	3/15/25	12,808	13,996
	Sysco Corp.	5.650%	4/1/25	13,989	16,332
	Sysco Corp.	3.750%	10/1/25	13,395	14,812
	Target Corp.	3.500%	7/1/24	22,207	24,186
	Target Corp.	2.250%	4/15/25	30,707	32,432
	Target Corp.	2.500%	4/15/26	20,000	21,507
	Tyson Foods Inc.	3.900%	9/28/23	10,426	11,211
	Tyson Foods Inc.	3.950%	8/15/24	24,611	26,937
	Tyson Foods Inc.	4.000%	3/1/26	27,875	31,238
	Unilever Capital Corp.	3.125%	3/22/23	10,965	11,516
	Unilever Capital Corp.	0.375%	9/14/23	15,055	15,099
	Unilever Capital Corp.	3.250%	3/7/24	14,025	15,110
	Unilever Capital Corp.	2.600%	5/5/24	17,281	18,350
	Unilever Capital Corp.	3.375%	3/22/25	6,111	6,670
	Unilever Capital Corp.	3.100%	7/30/25	7,823	8,541
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	34,679	37,871
	Walmart Inc.	2.350%	12/15/22	14,264	14,703
	Walmart Inc.	2.550%	4/11/23	28,566	29,686
	Walmart Inc.	3.400%	6/26/23	55,749	59,193
	Walmart Inc.	3.300%	4/22/24	29,825	32,125
	Walmart Inc.	2.850%	7/8/24	45,334	48,632
	Walmart Inc.	2.650%	12/15/24	29,506	31,628
	Walmart Inc.	3.550%	6/26/25	28,900	32,062
					2,569,876
Energy (7.7%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	34,859	36,138
	Boardwalk Pipelines LP	3.375%	2/1/23	7,345	7,622
	Boardwalk Pipelines LP	4.950%	12/15/24	10,412	11,707
[2]	BP Capital Markets America Inc.	2.520%	9/19/22	20,996	21,584
	BP Capital Markets America Inc.	2.937%	4/6/23	20,457	21,422
[2]	BP Capital Markets America Inc.	2.750%	5/10/23	38,056	39,848
[2]	BP Capital Markets America Inc.	3.216%	11/28/23	13,077	13,929
	BP Capital Markets America Inc.	3.790%	2/6/24	15,953	17,319
[2]	BP Capital Markets America Inc.	3.224%	4/14/24	21,171	22,715
	BP Capital Markets America Inc.	3.194%	4/6/25	18,986	20,567
	BP Capital Markets America Inc.	3.796%	9/21/25	14,862	16,569
	BP Capital Markets America Inc.	3.410%	2/11/26	20,811	22,929
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	22,214	24,218
	BP Capital Markets plc	2.500%	11/6/22	18,524	19,116
	BP Capital Markets plc	2.750%	5/10/23	1,158	1,212
	BP Capital Markets plc	3.994%	9/26/23	17,079	18,505
	BP Capital Markets plc	3.814%	2/10/24	42,471	46,264
	BP Capital Markets plc	3.535%	11/4/24	11,123	12,184
	BP Capital Markets plc	3.506%	3/17/25	16,994	18,709
	Canadian Natural Resources Ltd.	2.950%	1/15/23	25,676	26,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	14,128	15,220
	Canadian Natural Resources Ltd.	3.900%	2/1/25	14,014	15,251
	Canadian Natural Resources Ltd.	2.050%	7/15/25	11,255	11,575
	Cenovus Energy Inc.	3.950%	4/15/22	9,314	9,501
	Cenovus Energy Inc.	3.000%	8/15/22	5,175	5,290
	Cenovus Energy Inc.	3.800%	9/15/23	11,835	12,503
	Cenovus Energy Inc.	4.000%	4/15/24	10,130	10,881
	Cenovus Energy Inc.	5.375%	7/15/25	31,142	35,555
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	27,911	32,091
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	46,228	53,144
	Chevron Corp.	2.355%	12/5/22	43,418	44,574
	Chevron Corp.	1.141%	5/11/23	30,851	31,379
	Chevron Corp.	2.566%	5/16/23	11,484	11,956
	Chevron Corp.	3.191%	6/24/23	31,101	32,729
	Chevron Corp.	2.895%	3/3/24	19,763	21,046
	Chevron Corp.	1.554%	5/11/25	52,703	54,282
	Chevron Corp.	3.326%	11/17/25	12,116	13,357
	Chevron Corp.	2.954%	5/16/26	53,973	58,630
	Chevron USA Inc.	0.333%	8/12/22	13,021	13,035
	Chevron USA Inc.	0.426%	8/11/23	7,709	7,747
	Chevron USA Inc.	3.900%	11/15/24	10,922	12,072
	Chevron USA Inc.	0.687%	8/12/25	18,775	18,705
	Cimarex Energy Co.	4.375%	6/1/24	13,763	15,065
	Columbia Pipeline Group Inc.	4.500%	6/1/25	17,059	19,247
	ConocoPhillips Co.	2.400%	12/15/22	2,789	2,863
	ConocoPhillips Co.	3.350%	11/15/24	6,969	7,565
	ConocoPhillips Co.	4.950%	3/15/26	29,179	34,040
	Devon Energy Corp.	5.850%	12/15/25	9,476	11,211
	Diamondback Energy Inc.	0.900%	3/24/23	10,400	10,404
	Diamondback Energy Inc.	2.875%	12/1/24	18,945	20,141
	Diamondback Energy Inc.	4.750%	5/31/25	10,559	11,949
	Diamondback Energy Inc.	3.250%	12/1/26	8,117	8,743
	Enable Midstream Partners LP	3.900%	5/15/24	10,666	11,416
	Enbridge Energy Partners LP	5.875%	10/15/25	7,513	8,919
	Enbridge Inc.	2.900%	7/15/22	8,633	8,857
	Enbridge Inc.	4.000%	10/1/23	21,927	23,481
	Enbridge Inc.	3.500%	6/10/24	11,199	12,022
	Enbridge Inc.	2.500%	1/15/25	17,658	18,531
	Energy Transfer LP	5.000%	10/1/22	14,200	14,856
	Energy Transfer LP	3.450%	1/15/23	7,983	8,271
	Energy Transfer LP	3.600%	2/1/23	17,026	17,692
[2]	Energy Transfer LP	4.250%	3/15/23	21,225	22,358
[2]	Energy Transfer LP	4.200%	9/15/23	12,764	13,686
	Energy Transfer LP	4.500%	11/1/23	12,885	13,860
[2]	Energy Transfer LP	5.875%	1/15/24	23,952	26,667
	Energy Transfer LP	4.900%	2/1/24	7,293	7,969
	Energy Transfer LP	4.250%	4/1/24	17,606	19,071
	Energy Transfer LP	4.500%	4/15/24	12,718	13,941
	Energy Transfer LP	4.050%	3/15/25	20,463	22,251
	Energy Transfer LP	2.900%	5/15/25	20,489	21,594
	Energy Transfer LP	5.950%	12/1/25	9,591	11,294
	Energy Transfer LP	4.750%	1/15/26	21,255	23,887
	Enterprise Products Operating LLC	3.350%	3/15/23	25,125	26,255
	Enterprise Products Operating LLC	3.900%	2/15/24	14,846	16,069
	Enterprise Products Operating LLC	3.750%	2/15/25	29,235	32,024
	Enterprise Products Operating LLC	3.700%	2/15/26	18,854	20,966
[2]	Enterprise Products Operating LLC	4.875%	8/16/77	8,850	8,635
	EOG Resources Inc.	2.625%	3/15/23	16,648	17,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	3.150%	4/1/25	6,230	6,731
	EOG Resources Inc.	4.150%	1/15/26	17,851	20,172
	Exxon Mobil Corp.	1.902%	8/16/22	17,823	18,192
	Exxon Mobil Corp.	2.726%	3/1/23	34,074	35,419
	Exxon Mobil Corp.	1.571%	4/15/23	54,197	55,516
	Exxon Mobil Corp.	3.176%	3/15/24	9,441	10,112
	Exxon Mobil Corp.	2.019%	8/16/24	21,182	22,188
	Exxon Mobil Corp.	2.709%	3/6/25	23,747	25,391
	Exxon Mobil Corp.	2.992%	3/19/25	80,067	86,379
	Exxon Mobil Corp.	3.043%	3/1/26	49,600	54,057
	Halliburton Co.	3.500%	8/1/23	14,563	15,421
	Halliburton Co.	3.800%	11/15/25	18,128	20,090
[2]	Helmerich & Payne Inc.	4.650%	3/15/25	7,350	8,116
	Hess Corp.	3.500%	7/15/24	6,431	6,851
	HollyFrontier Corp.	2.625%	10/1/23	4,191	4,345
	HollyFrontier Corp.	5.875%	4/1/26	22,561	26,051
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,199	15,736
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,842	12,355
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,118	14,965
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	9,623	10,433
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	13,761	15,081
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	19,744	21,795
	Kinder Morgan Inc.	3.150%	1/15/23	15,538	16,193
	Kinder Morgan Inc.	4.300%	6/1/25	31,990	35,749
	Magellan Midstream Partners LP	5.000%	3/1/26	12,602	14,571
	Marathon Oil Corp.	3.850%	6/1/25	21,083	22,989
	Marathon Petroleum Corp.	4.500%	5/1/23	27,467	29,400
	Marathon Petroleum Corp.	4.750%	12/15/23	13,551	14,851
	Marathon Petroleum Corp.	3.625%	9/15/24	10,546	11,408
	Marathon Petroleum Corp.	4.700%	5/1/25	45,024	51,042
	MPLX LP	3.500%	12/1/22	11,780	12,264
	MPLX LP	3.375%	3/15/23	10,790	11,313
	MPLX LP	4.500%	7/15/23	20,155	21,618
	MPLX LP	4.875%	12/1/24	26,307	29,669
	MPLX LP	4.000%	2/15/25	14,665	16,073
	MPLX LP	4.875%	6/1/25	27,002	30,498
	MPLX LP	1.750%	3/1/26	30,174	30,588
	ONEOK Inc.	7.500%	9/1/23	8,415	9,526
	ONEOK Inc.	2.750%	9/1/24	9,215	9,739
	ONEOK Inc.	2.200%	9/15/25	14,093	14,518
	ONEOK Inc.	5.850%	1/15/26	9,858	11,709
	ONEOK Partners LP	3.375%	10/1/22	23,969	24,710
	ONEOK Partners LP	5.000%	9/15/23	8,450	9,172
	ONEOK Partners LP	4.900%	3/15/25	14,416	16,177
	Phillips 66	3.700%	4/6/23	9,694	10,259
	Phillips 66	0.900%	2/15/24	6,350	6,363
	Phillips 66	3.850%	4/9/25	20,584	22,726
	Phillips 66	1.300%	2/15/26	12,236	12,281
	Phillips 66 Partners LP	2.450%	12/15/24	6,276	6,562
	Phillips 66 Partners LP	3.605%	2/15/25	10,099	10,902
	Pioneer Natural Resources Co.	0.550%	5/15/23	3,800	3,812
	Pioneer Natural Resources Co.	0.750%	1/15/24	15,500	15,515
	Pioneer Natural Resources Co.	1.125%	1/15/26	14,252	14,125
	Pioneer Natural Resources Co.	4.450%	1/15/26	18,472	20,918
	Plains All American Pipeline LP	3.650%	6/1/22	12,435	12,711
	Plains All American Pipeline LP	2.850%	1/31/23	6,446	6,617
	Plains All American Pipeline LP	3.850%	10/15/23	15,795	16,744
	Plains All American Pipeline LP	3.600%	11/1/24	17,104	18,393

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP	4.650%	10/15/25	25,182	28,153
Sabine Pass Liquefaction LLC	5.625%	4/15/23	27,680	29,885
Sabine Pass Liquefaction LLC	5.750%	5/15/24	43,042	48,604
Sabine Pass Liquefaction LLC	5.625%	3/1/25	44,202	50,766
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	9,650	9,828
Schlumberger Investment SA	3.650%	12/1/23	28,397	30,435
Shell International Finance BV	2.375%	8/21/22	24,528	25,175
Shell International Finance BV	2.250%	1/6/23	20,402	21,061
Shell International Finance BV	3.400%	8/12/23	20,000	21,356
Shell International Finance BV	0.375%	9/15/23	14,404	14,435
Shell International Finance BV	3.500%	11/13/23	14,087	15,123
Shell International Finance BV	2.000%	11/7/24	26,792	28,024
Shell International Finance BV	2.375%	4/6/25	29,823	31,563
Shell International Finance BV	3.250%	5/11/25	56,793	62,025
Shell International Finance BV	2.875%	5/10/26	34,591	37,570
Spectra Energy Partners LP	4.750%	3/15/24	23,662	26,094
Spectra Energy Partners LP	3.500%	3/15/25	5,008	5,424
Suncor Energy Inc.	2.800%	5/15/23	11,314	11,799
Suncor Energy Inc.	3.600%	12/1/24	19,309	20,992
Suncor Energy Inc.	3.100%	5/15/25	10,993	11,828
TC PipeLines LP	4.375%	3/13/25	5,420	6,003
Total Capital Canada Ltd.	2.750%	7/15/23	28,854	30,369
Total Capital International SA	2.700%	1/25/23	20,978	21,821
Total Capital International SA	3.700%	1/15/24	24,108	26,126
Total Capital International SA	3.750%	4/10/24	12,621	13,813
Total Capital International SA	2.434%	1/10/25	20,066	21,202
TransCanada PipeLines Ltd.	2.500%	8/1/22	19,703	20,211
TransCanada PipeLines Ltd.	3.750%	10/16/23	14,931	15,953
TransCanada PipeLines Ltd.	4.875%	1/15/26	18,374	21,254
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	19,750	25,204
Valero Energy Corp.	2.700%	4/15/23	16,700	17,388
Valero Energy Corp.	1.200%	3/15/24	12,978	13,135
Valero Energy Corp.	3.650%	3/15/25	12,756	13,881
Valero Energy Corp.	2.850%	4/15/25	22,011	23,366
Valero Energy Corp.	3.400%	9/15/26	6,000	6,470
Williams Cos. Inc.	3.350%	8/15/22	16,000	16,449
Williams Cos. Inc.	3.700%	1/15/23	19,752	20,620
Williams Cos. Inc.	4.500%	11/15/23	12,375	13,466
Williams Cos. Inc.	4.300%	3/4/24	21,999	24,066
Williams Cos. Inc.	4.550%	6/24/24	20,117	22,267
Williams Cos. Inc.	3.900%	1/15/25	16,692	18,310
Williams Cos. Inc.	4.000%	9/15/25	20,550	22,863
WPX Energy Inc.	5.250%	9/15/24	11,570	12,830
				3,607,118
Financials (39.6%)
AerCap Ireland Capital DAC	4.625%	7/1/22	14,565	15,191
AerCap Ireland Capital DAC	3.300%	1/23/23	16,636	17,268
AerCap Ireland Capital DAC	4.125%	7/3/23	18,530	19,657
AerCap Ireland Capital DAC	4.500%	9/15/23	27,306	29,322
AerCap Ireland Capital DAC	4.875%	1/16/24	26,000	28,376
AerCap Ireland Capital DAC	3.150%	2/15/24	17,876	18,724
AerCap Ireland Capital DAC	2.875%	8/14/24	15,284	15,941
AerCap Ireland Capital DAC	3.500%	1/15/25	16,428	17,356
AerCap Ireland Capital DAC	6.500%	7/15/25	31,046	36,271
AerCap Ireland Capital DAC	4.450%	10/1/25	14,727	16,169
AerCap Ireland Capital DAC	1.750%	1/30/26	15,330	15,088
Affiliated Managers Group Inc.	4.250%	2/15/24	5,601	6,127
Affiliated Managers Group Inc.	3.500%	8/1/25	13,782	15,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aflac Inc.	3.625%	11/15/24	28,877	31,724
	Aflac Inc.	3.250%	3/17/25	11,201	12,143
	Aflac Inc.	1.125%	3/15/26	13,524	13,536
	Air Lease Corp.	2.625%	7/1/22	12,605	12,875
	Air Lease Corp.	2.250%	1/15/23	6,283	6,456
	Air Lease Corp.	2.750%	1/15/23	14,077	14,550
	Air Lease Corp.	3.875%	7/3/23	12,120	12,880
	Air Lease Corp.	3.000%	9/15/23	12,550	13,152
[2]	Air Lease Corp.	4.250%	2/1/24	23,360	25,349
[2]	Air Lease Corp.	0.700%	2/15/24	13,300	13,241
	Air Lease Corp.	4.250%	9/15/24	13,096	14,326
[2]	Air Lease Corp.	2.300%	2/1/25	16,638	17,180
	Air Lease Corp.	3.250%	3/1/25	12,692	13,469
	Air Lease Corp.	3.375%	7/1/25	18,000	19,326
[2]	Air Lease Corp.	2.875%	1/15/26	28,411	29,746
	Aircastle Ltd.	5.000%	4/1/23	11,671	12,501
	Aircastle Ltd.	4.400%	9/25/23	13,880	14,876
	Aircastle Ltd.	4.125%	5/1/24	9,859	10,496
	Alleghany Corp.	4.950%	6/27/22	6,195	6,489
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	7,574	8,248
	Allstate Corp.	3.150%	6/15/23	12,063	12,750
	Allstate Corp.	0.750%	12/15/25	7,032	6,992
[2]	Allstate Corp.	5.750%	8/15/53	13,672	14,717
	Ally Financial Inc.	4.625%	5/19/22	13,006	13,530
	Ally Financial Inc.	3.050%	6/5/23	1,150	1,202
	Ally Financial Inc.	1.450%	10/2/23	32,215	32,715
	Ally Financial Inc.	3.875%	5/21/24	15,677	16,993
	Ally Financial Inc.	5.125%	9/30/24	26,826	30,360
	Ally Financial Inc.	4.625%	3/30/25	17,566	19,759
	Ally Financial Inc.	5.800%	5/1/25	13,391	15,644
	American Express Co.	2.500%	8/1/22	37,281	38,180
	American Express Co.	2.650%	12/2/22	41,253	42,747
	American Express Co.	3.400%	2/27/23	40,561	42,629
	American Express Co.	3.700%	8/3/23	26,241	28,070
	American Express Co.	3.400%	2/22/24	28,924	31,128
	American Express Co.	2.500%	7/30/24	26,573	28,194
	American Express Co.	3.000%	10/30/24	31,194	33,719
	American Express Co.	3.625%	12/5/24	14,369	15,762
	American Express Co.	4.200%	11/6/25	10,496	11,923
	American Express Co.	3.125%	5/20/26	24,250	26,561
	American International Group Inc.	4.875%	6/1/22	15,777	16,485
	American International Group Inc.	4.125%	2/15/24	27,975	30,595
	American International Group Inc.	2.500%	6/30/25	42,187	44,673
	American International Group Inc.	3.750%	7/10/25	29,050	32,036
	American International Group Inc.	3.900%	4/1/26	27,045	30,182
	Ameriprise Financial Inc.	4.000%	10/15/23	17,085	18,523
	Ameriprise Financial Inc.	3.700%	10/15/24	11,768	12,938
	Ameriprise Financial Inc.	3.000%	4/2/25	12,930	13,902
	Aon Corp.	2.200%	11/15/22	10,649	10,939
	Aon plc	4.000%	11/27/23	5,647	6,087
	Aon plc	3.500%	6/14/24	9,844	10,635
	Aon plc	3.875%	12/15/25	24,432	27,231
	Ares Capital Corp.	3.500%	2/10/23	15,475	16,107
	Ares Capital Corp.	4.200%	6/10/24	15,612	16,822
	Ares Capital Corp.	4.250%	3/1/25	16,746	18,199
	Ares Capital Corp.	3.250%	7/15/25	25,883	27,247
	Ares Capital Corp.	3.875%	1/15/26	25,255	27,061
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	6,310	6,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assurant Inc.	4.000%	3/15/23	5,575	5,917
	Assurant Inc.	4.200%	9/27/23	8,290	8,937
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	10,500	11,771
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	14,689	15,027
[2]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	20,906	21,628
[2]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	19,489	20,008
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,394	13,875
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	7,195	7,327
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	24,210	24,359
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	15,766	15,666
	Banco Santander SA	3.125%	2/23/23	21,337	22,284
	Banco Santander SA	3.848%	4/12/23	26,359	27,980
	Banco Santander SA	2.706%	6/27/24	31,060	32,897
	Banco Santander SA	2.746%	5/28/25	32,303	34,232
	Banco Santander SA	5.179%	11/19/25	24,173	27,718
	Banco Santander SA	1.849%	3/25/26	21,125	21,453
	Bancolombia SA	3.000%	1/29/25	18,218	18,686
[2]	BancorpSouth Bank	4.125%	11/20/29	825	851
	Bank of America Corp.	0.976%	4/22/25	45,243	45,539
[2]	Bank of America Corp.	2.503%	10/21/22	6,861	6,920
[2]	Bank of America Corp.	3.300%	1/11/23	56,607	59,337
[2]	Bank of America Corp.	2.816%	7/21/23	32,965	33,877
	Bank of America Corp.	4.100%	7/24/23	40,165	43,390
[2]	Bank of America Corp.	3.004%	12/20/23	135,667	141,169
[2]	Bank of America Corp.	4.125%	1/22/24	62,359	68,304
[2]	Bank of America Corp.	3.550%	3/5/24	76,680	80,879
[2]	Bank of America Corp.	4.000%	4/1/24	26,731	29,351
[2]	Bank of America Corp.	1.486%	5/19/24	21,677	22,094
[2]	Bank of America Corp.	3.864%	7/23/24	50,058	53,567
[2]	Bank of America Corp.	4.200%	8/26/24	46,755	51,704
[2]	Bank of America Corp.	0.810%	10/24/24	44,171	44,399
[2]	Bank of America Corp.	4.000%	1/22/25	69,625	76,827
[2]	Bank of America Corp.	3.458%	3/15/25	62,322	67,021
[2]	Bank of America Corp.	3.950%	4/21/25	57,925	63,973
[2]	Bank of America Corp.	3.875%	8/1/25	20,428	22,872
[2]	Bank of America Corp.	0.981%	9/25/25	50,508	50,787
[2]	Bank of America Corp.	3.093%	10/1/25	55,971	60,013
[2]	Bank of America Corp.	2.456%	10/22/25	42,010	44,272
[2]	Bank of America Corp.	3.366%	1/23/26	41,914	45,510
[2]	Bank of America Corp.	2.015%	2/13/26	37,652	39,085
[2]	Bank of America Corp.	4.450%	3/3/26	50,318	57,368
[2]	Bank of America Corp.	3.500%	4/19/26	84,143	93,209
[2]	Bank of America Corp.	1.319%	6/19/26	74,254	74,836
[2]	Bank of America Corp.	1.197%	10/24/26	58,885	58,800
[2]	Bank of America Corp.	1.658%	3/11/27	67,220	68,162
[2]	Bank of America Corp.	3.559%	4/23/27	32,639	35,903
[2]	Bank of Montreal	2.350%	9/11/22	17,639	18,122
[2]	Bank of Montreal	2.050%	11/1/22	11,898	12,201
[2]	Bank of Montreal	2.550%	11/6/22	12,054	12,428
	Bank of Montreal	0.450%	12/8/23	20,291	20,308
[2]	Bank of Montreal	3.300%	2/5/24	47,076	50,637
[2]	Bank of Montreal	2.500%	6/28/24	11,562	12,247
[2]	Bank of Montreal	1.850%	5/1/25	38,352	39,769
[2]	Bank of Montreal	0.949%	1/22/27	25,342	24,952
[2]	Bank of Montreal	4.338%	10/5/28	6,320	6,813
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	9,700	9,711
[2]	Bank of New York Mellon Corp.	1.950%	8/23/22	29,038	29,665
[2]	Bank of New York Mellon Corp.	1.850%	1/27/23	14,711	15,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	2.950%	1/29/23	17,576	18,328
[2]	Bank of New York Mellon Corp.	3.500%	4/28/23	17,511	18,637
[2]	Bank of New York Mellon Corp.	2.661%	5/16/23	17,557	17,966
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	21,104	22,572
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	27,628	28,695
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	22,200	22,216
[2]	Bank of New York Mellon Corp.	3.650%	2/4/24	11,504	12,462
	Bank of New York Mellon Corp.	3.400%	5/15/24	11,299	12,251
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	8,798	9,573
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	14,565	15,330
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	16,330	17,677
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	23,530	24,247
[2]	Bank of New York Mellon Corp.	3.950%	11/18/25	7,145	8,054
[2]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,531	5,491
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	18,500	19,994
	Bank of Nova Scotia	0.700%	4/15/24	5,084	5,106
[2]	Bank of Nova Scotia	2.450%	9/19/22	14,360	14,778
	Bank of Nova Scotia	2.000%	11/15/22	34,150	35,029
	Bank of Nova Scotia	2.375%	1/18/23	8,831	9,136
	Bank of Nova Scotia	1.950%	2/1/23	24,518	25,201
	Bank of Nova Scotia	1.625%	5/1/23	34,752	35,635
	Bank of Nova Scotia	0.550%	9/15/23	14,351	14,410
	Bank of Nova Scotia	3.400%	2/11/24	18,251	19,655
	Bank of Nova Scotia	2.200%	2/3/25	22,032	23,099
	Bank of Nova Scotia	1.300%	6/11/25	32,330	32,745
	Bank of Nova Scotia	4.500%	12/16/25	19,735	22,492
	Bank of Nova Scotia	1.050%	3/2/26	20,237	20,106
[2]	Bank of Nova Scotia	4.650%	4/12/70	4,050	4,095
	BankUnited Inc.	4.875%	11/17/25	8,792	10,028
[2]	Barclays Bank plc	3.750%	5/15/24	4,810	5,253
	Barclays plc	3.684%	1/10/23	32,125	32,757
[2]	Barclays plc	4.338%	5/16/24	44,367	47,468
	Barclays plc	4.375%	9/11/24	18,894	20,666
	Barclays plc	1.007%	12/10/24	18,441	18,533
	Barclays plc	3.650%	3/16/25	45,529	49,512
[2]	Barclays plc	3.932%	5/7/25	40,514	43,928
	Barclays plc	4.375%	1/12/26	61,199	68,851
[2]	Barclays plc	2.852%	5/7/26	52,506	55,630
	Barclays plc	5.200%	5/12/26	18,786	21,483
[2]	BBVA USA	2.875%	6/29/22	15,574	15,972
	BBVA USA	2.500%	8/27/24	13,455	14,210
[2]	BBVA USA	3.875%	4/10/25	13,882	15,268
	Berkshire Hathaway Inc.	3.000%	2/11/23	5,979	6,258
	Berkshire Hathaway Inc.	2.750%	3/15/23	49,486	51,482
	Berkshire Hathaway Inc.	3.125%	3/15/26	50,135	54,995
	BGC Partners Inc.	5.375%	7/24/23	9,924	10,733
	BGC Partners Inc.	3.750%	10/1/24	6,033	6,395
	BlackRock Inc.	3.375%	6/1/22	11,250	11,604
	BlackRock Inc.	3.500%	3/18/24	21,931	23,881
[2,4]	Blackstone Secured Lending Fund	3.650%	7/14/23	5,162	5,401
[2,4]	Blackstone Secured Lending Fund	3.625%	1/15/26	16,644	17,651
[2]	BNP Paribas SA	3.250%	3/3/23	17,424	18,349
[2]	BNP Paribas SA	4.250%	10/15/24	22,350	24,884
[2,4]	BNP Paribas SA	2.819%	11/19/25	1,800	1,903
[2,4]	BPCE SA	3.000%	5/22/22	4,300	4,415
	BPCE SA	4.000%	4/15/24	30,467	33,384
	Brookfield Asset Management Inc.	4.000%	1/15/25	8,023	8,790
	Brookfield Finance Inc.	4.000%	4/1/24	18,884	20,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown & Brown Inc.	4.200%	9/15/24	11,089	12,200
[2,4]	Business Development Corp. of America	3.250%	3/30/26	7,613	7,724
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	23,057	23,619
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	17,729	17,920
[2]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	25,412	26,055
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	27,922	29,936
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	18,390	18,377
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	12,984	13,892
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	18,964	19,898
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,077	7,086
	Capital One Bank USA NA	3.375%	2/15/23	35,552	37,338
[2]	Capital One Bank USA NA	2.280%	1/28/26	675	701
	Capital One Financial Corp.	3.200%	1/30/23	18,022	18,836
	Capital One Financial Corp.	2.600%	5/11/23	38,956	40,550
	Capital One Financial Corp.	3.500%	6/15/23	33,027	35,079
	Capital One Financial Corp.	3.900%	1/29/24	23,241	25,185
	Capital One Financial Corp.	3.750%	4/24/24	16,835	18,320
	Capital One Financial Corp.	3.300%	10/30/24	22,160	23,987
	Capital One Financial Corp.	3.200%	2/5/25	36,710	39,614
	Capital One Financial Corp.	4.250%	4/30/25	7,753	8,685
	Capital One Financial Corp.	4.200%	10/29/25	29,525	33,142
[2]	Capital One NA	2.150%	9/6/22	6,923	7,077
	Charles Schwab Corp.	1.150%	5/13/26	10,000	10,035
	Charles Schwab Corp.	3.225%	9/1/22	1,500	1,554
	Charles Schwab Corp.	2.650%	1/25/23	20,536	21,297
	Charles Schwab Corp.	3.550%	2/1/24	10,702	11,570
	Charles Schwab Corp.	0.750%	3/18/24	33,839	34,101
	Charles Schwab Corp.	3.000%	3/10/25	10,483	11,274
	Charles Schwab Corp.	4.200%	3/24/25	8,600	9,635
	Charles Schwab Corp.	3.850%	5/21/25	16,031	17,823
	Charles Schwab Corp.	3.450%	2/13/26	8,003	8,832
	Charles Schwab Corp.	0.900%	3/11/26	19,790	19,740
	Chubb INA Holdings Inc.	2.875%	11/3/22	26,035	26,920
	Chubb INA Holdings Inc.	2.700%	3/13/23	11,680	12,200
	Chubb INA Holdings Inc.	3.350%	5/15/24	18,722	20,290
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,533	20,159
	Chubb INA Holdings Inc.	3.350%	5/3/26	27,783	30,567
[2]	CIT Bank NA	2.969%	9/27/25	4,262	4,492
[2]	Citibank NA	3.650%	1/23/24	41,070	44,510
	Citigroup Inc.	4.050%	7/30/22	22,768	23,746
	Citigroup Inc.	2.700%	10/27/22	27,573	28,447
	Citigroup Inc.	3.375%	3/1/23	7,291	7,673
	Citigroup Inc.	3.500%	5/15/23	25,919	27,438
[2]	Citigroup Inc.	2.876%	7/24/23	66,079	67,967
	Citigroup Inc.	3.875%	10/25/23	19,387	21,029
[2]	Citigroup Inc.	1.678%	5/15/24	21,065	21,588
[2]	Citigroup Inc.	4.044%	6/1/24	25,087	26,850
	Citigroup Inc.	3.750%	6/16/24	18,106	19,806
	Citigroup Inc.	4.000%	8/5/24	10,830	11,872
	Citigroup Inc.	0.776%	10/30/24	41,337	41,537
	Citigroup Inc.	3.875%	3/26/25	28,443	31,402
[2]	Citigroup Inc.	3.352%	4/24/25	69,141	74,299
	Citigroup Inc.	3.300%	4/27/25	36,568	39,938
	Citigroup Inc.	0.981%	5/1/25	10,000	10,061
	Citigroup Inc.	4.400%	6/10/25	47,824	53,680
	Citigroup Inc.	5.500%	9/13/25	27,077	31,840
	Citigroup Inc.	3.700%	1/12/26	41,683	46,290
	Citigroup Inc.	4.600%	3/9/26	32,095	36,842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Inc.	3.106%	4/8/26	76,675	82,371
	Citigroup Inc.	3.400%	5/1/26	53,880	59,256
	Citigroup Inc.	1.122%	1/28/27	48,770	48,220
[2]	Citizens Bank NA	3.700%	3/29/23	20,178	21,330
[2]	Citizens Bank NA	2.250%	4/28/25	6,989	7,314
[2]	Citizens Bank NA	3.750%	2/18/26	11,889	13,208
	Citizens Financial Group Inc.	4.300%	12/3/25	470	527
[2,4]	Citizens Financial Group Inc.	4.300%	2/11/31	3,691	4,040
	CME Group Inc.	3.000%	9/15/22	15,927	16,493
	CME Group Inc.	3.000%	3/15/25	15,490	16,695
	CNA Financial Corp.	3.950%	5/15/24	11,104	12,089
	CNA Financial Corp.	4.500%	3/1/26	8,806	10,024
	CNO Financial Group Inc.	5.250%	5/30/25	14,275	16,234
[2]	Comerica Bank	2.500%	7/23/24	9,840	10,414
[2]	Comerica Bank	4.000%	7/27/25	4,817	5,351
	Comerica Inc.	3.700%	7/31/23	21,852	23,342
	Cooperatieve Rabobank UA	3.950%	11/9/22	23,348	24,520
	Cooperatieve Rabobank UA	2.750%	1/10/23	27,213	28,310
	Cooperatieve Rabobank UA	4.625%	12/1/23	37,506	41,081
	Cooperatieve Rabobank UA	0.375%	1/12/24	16,060	16,044
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	30,690	33,616
	Cooperatieve Rabobank UA	4.375%	8/4/25	27,079	30,258
	Credit Suisse AG	1.000%	5/5/23	41,931	42,382
	Credit Suisse AG	0.495%	2/2/24	21,625	21,586
[2]	Credit Suisse AG	3.625%	9/9/24	68,364	74,710
	Credit Suisse AG	2.950%	4/9/25	44,698	48,028
	Credit Suisse Group AG	3.800%	6/9/23	31,385	33,343
	Credit Suisse Group AG	3.750%	3/26/25	43,746	47,549
	Credit Suisse Group AG	4.550%	4/17/26	41,184	46,665
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	39,267	40,946
	Deutsche Bank AG	0.898%	5/28/24	4,750	4,754
	Deutsche Bank AG	1.686%	3/19/26	17,705	17,879
[2]	Deutsche Bank AG	3.300%	11/16/22	16,685	17,318
	Deutsche Bank AG	3.950%	2/27/23	24,096	25,410
[2]	Deutsche Bank AG	3.700%	5/30/24	30,365	32,686
	Deutsche Bank AG	3.700%	5/30/24	8,062	8,705
[2]	Deutsche Bank AG	2.222%	9/18/24	51,105	52,524
	Deutsche Bank AG	1.447%	4/1/25	450	454
[2]	Deutsche Bank AG	3.961%	11/26/25	21,139	22,969
	Deutsche Bank AG	4.100%	1/13/26	3,468	3,823
[2]	Deutsche Bank AG	4.100%	1/13/26	17,494	19,248
	Deutsche Bank AG	2.129%	11/24/26	42,305	43,032
[2]	Discover Bank	3.350%	2/6/23	23,926	25,041
[2]	Discover Bank	4.200%	8/8/23	19,245	20,796
	Discover Bank	2.450%	9/12/24	18,179	19,114
[2]	Discover Bank	4.250%	3/13/26	1,493	1,685
[2]	Discover Bank	4.682%	8/9/28	10,433	11,106
	Discover Financial Services	3.850%	11/21/22	25,744	27,046
	Discover Financial Services	3.950%	11/6/24	8,996	9,869
	Discover Financial Services	3.750%	3/4/25	9,518	10,415
	Discover Financial Services	4.500%	1/30/26	17,581	19,946
	E*TRADE Financial Corp.	2.950%	8/24/22	12,675	13,051
	Eaton Vance Corp.	3.625%	6/15/23	7,145	7,597
	Equitable Holdings Inc.	3.900%	4/20/23	10,182	10,803
	Fidelity National Financial Inc.	5.500%	9/1/22	7,976	8,459
	Fifth Third Bancorp	2.600%	6/15/22	9,005	9,204
	Fifth Third Bancorp	1.625%	5/5/23	13,911	14,225
	Fifth Third Bancorp	4.300%	1/16/24	14,553	15,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	3.650%	1/25/24	47,505	51,145
	Fifth Third Bancorp	2.375%	1/28/25	13,939	14,656
[2]	Fifth Third Bank NA	1.800%	1/30/23	15,619	15,994
[2]	Fifth Third Bank NA	3.950%	7/28/25	11,307	12,719
[2]	Fifth Third Bank NA	3.850%	3/15/26	10,644	11,849
	First American Financial Corp.	4.600%	11/15/24	4,987	5,557
	First Horizon Corp.	3.550%	5/26/23	5,994	6,327
	First Horizon Corp.	4.000%	5/26/25	9,128	10,104
[2]	First Republic Bank	2.500%	6/6/22	7,438	7,590
[2]	First Republic Bank	1.912%	2/12/24	11,305	11,564
	FNB Corp.	2.200%	2/24/23	4,300	4,380
	Franklin Resources Inc.	2.800%	9/15/22	7,233	7,463
	Franklin Resources Inc.	2.850%	3/30/25	9,757	10,451
	FS KKR Capital Corp.	4.625%	7/15/24	10,906	11,729
	FS KKR Capital Corp.	4.125%	2/1/25	10,525	11,155
	FS KKR Capital Corp.	3.400%	1/15/26	22,237	22,936
	GATX Corp.	3.900%	3/30/23	1,775	1,880
	GATX Corp.	4.350%	2/15/24	5,583	6,110
	GATX Corp.	3.250%	3/30/25	3,531	3,786
	GE Capital Funding LLC	3.450%	5/15/25	28,863	31,439
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	38,854	42,479
	Global Payments Inc.	3.750%	6/1/23	11,751	12,413
	Global Payments Inc.	4.000%	6/1/23	15,101	16,092
	Global Payments Inc.	2.650%	2/15/25	27,780	29,330
	Global Payments Inc.	4.800%	4/1/26	9,595	11,029
	Globe Life Inc.	3.800%	9/15/22	3,670	3,823
	Goldman Sachs BDC Inc.	3.750%	2/10/25	8,562	9,213
	Goldman Sachs BDC Inc.	2.875%	1/15/26	10,475	10,897
	Goldman Sachs Group Inc.	3.625%	1/22/23	44,215	46,583
[2]	Goldman Sachs Group Inc.	0.481%	1/27/23	51,929	51,975
	Goldman Sachs Group Inc.	3.200%	2/23/23	36,044	37,728
	Goldman Sachs Group Inc.	0.523%	3/8/23	15,830	15,854
[2]	Goldman Sachs Group Inc.	2.908%	6/5/23	48,277	49,506
[2]	Goldman Sachs Group Inc.	2.905%	7/24/23	57,897	59,535
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	47,808	47,906
	Goldman Sachs Group Inc.	3.625%	2/20/24	44,106	47,631
	Goldman Sachs Group Inc.	4.000%	3/3/24	50,176	54,848
	Goldman Sachs Group Inc.	0.673%	3/8/24	37,199	37,307
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	44,538	48,449
	Goldman Sachs Group Inc.	3.500%	1/23/25	65,106	70,665
	Goldman Sachs Group Inc.	3.500%	4/1/25	91,585	99,839
	Goldman Sachs Group Inc.	3.750%	5/22/25	29,581	32,522
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	34,477	37,151
	Goldman Sachs Group Inc.	4.250%	10/21/25	52,866	59,403
	Goldman Sachs Group Inc.	0.855%	2/12/26	4,395	4,376
	Goldman Sachs Group Inc.	3.750%	2/25/26	35,191	39,104
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	57,125	56,537
	Goldman Sachs Group Inc.	1.431%	3/9/27	61,906	61,935
	Golub Capital BDC Inc.	3.375%	4/15/24	8,655	9,020
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,654	7,560
	HSBC Holdings plc	0.976%	5/24/25	35,950	36,107
	HSBC Holdings plc	3.600%	5/25/23	39,900	42,452
[2]	HSBC Holdings plc	3.033%	11/22/23	25,451	26,445
	HSBC Holdings plc	4.250%	3/14/24	45,574	49,769
[2]	HSBC Holdings plc	3.950%	5/18/24	49,395	52,717
[2]	HSBC Holdings plc	3.803%	3/11/25	63,656	68,854
	HSBC Holdings plc	4.250%	8/18/25	22,931	25,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	HSBC Holdings plc	2.633%	11/7/25	29,224	30,855
	HSBC Holdings plc	4.300%	3/8/26	53,416	60,631
[2]	HSBC Holdings plc	1.645%	4/18/26	39,983	40,666
	HSBC Holdings plc	3.900%	5/25/26	54,438	60,740
[2]	HSBC Holdings plc	2.099%	6/4/26	53,784	55,461
[2]	HSBC Holdings plc	4.292%	9/12/26	60,517	67,618
	HSBC Holdings plc	1.589%	5/24/27	56,023	56,185
	HSBC USA Inc.	3.500%	6/23/24	21,941	23,843
	Huntington Bancshares Inc.	2.625%	8/6/24	18,036	19,109
	Huntington Bancshares Inc.	4.000%	5/15/25	2,483	2,769
[2]	Huntington National Bank	2.500%	8/7/22	20,573	21,079
	Huntington National Bank	1.800%	2/3/23	19,029	19,483
[2]	Huntington National Bank	3.550%	10/6/23	17,019	18,218
	ING Groep NV	4.100%	10/2/23	26,753	28,961
	ING Groep NV	3.550%	4/9/24	26,166	28,274
	ING Groep NV	1.726%	4/1/27	22,862	23,142
	Intercontinental Exchange Inc.	2.350%	9/15/22	17,674	18,106
	Intercontinental Exchange Inc.	0.700%	6/15/23	18,465	18,584
	Intercontinental Exchange Inc.	3.450%	9/21/23	8,435	8,992
	Intercontinental Exchange Inc.	4.000%	10/15/23	15,595	16,884
	Intercontinental Exchange Inc.	3.750%	12/1/25	22,643	25,183
	International Lease Finance Corp.	5.875%	8/15/22	12,614	13,404
[4]	Intesa Sanpaolo SpA	3.375%	1/12/23	2,450	2,554
	Intesa Sanpaolo SpA	5.250%	1/12/24	9,942	11,022
	Invesco Finance plc	3.125%	11/30/22	11,131	11,579
	Invesco Finance plc	4.000%	1/30/24	10,975	11,940
	Invesco Finance plc	3.750%	1/15/26	13,401	14,890
	Janus Capital Group Inc.	4.875%	8/1/25	5,119	5,822
	Jefferies Financial Group Inc.	5.500%	10/18/23	17,048	18,372
	Jefferies Group LLC	5.125%	1/20/23	14,547	15,613
[1]	JPMorgan Chase & Co.	0.824%	6/1/25	40,000	40,075
	JPMorgan Chase & Co.	3.250%	9/23/22	53,208	55,315
	JPMorgan Chase & Co.	2.972%	1/15/23	31,577	32,108
	JPMorgan Chase & Co.	3.200%	1/25/23	19,386	20,329
	JPMorgan Chase & Co.	3.375%	5/1/23	51,234	54,142
	JPMorgan Chase & Co.	2.700%	5/18/23	51,048	53,254
	JPMorgan Chase & Co.	3.875%	2/1/24	28,162	30,698
	JPMorgan Chase & Co.	0.697%	3/16/24	20,125	20,206
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	51,827	54,831
	JPMorgan Chase & Co.	3.625%	5/13/24	43,144	47,079
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	29,377	29,989
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	44,680	47,763
	JPMorgan Chase & Co.	3.875%	9/10/24	48,682	53,340
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	40,270	40,399
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	69,949	75,823
	JPMorgan Chase & Co.	3.125%	1/23/25	53,720	57,933
	JPMorgan Chase & Co.	0.563%	2/16/25	9,607	9,585
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	41,787	44,621
	JPMorgan Chase & Co.	3.900%	7/15/25	41,645	46,322
	JPMorgan Chase & Co.	7.750%	7/15/25	1,336	1,685
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	50,722	53,121
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	63,071	65,387
	JPMorgan Chase & Co.	3.300%	4/1/26	62,407	68,534
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	88,751	92,169
	JPMorgan Chase & Co.	1.045%	11/19/26	68,725	68,124
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	20,865	23,337
	JPMorgan Chase & Co.	1.040%	2/4/27	72,405	71,493
	JPMorgan Chase & Co.	1.578%	4/22/27	83,100	83,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kemper Corp.	4.350%	2/15/25	7,718	8,470
[2]	KeyBank NA	2.400%	6/9/22	9,744	9,957
[2]	KeyBank NA	2.300%	9/14/22	19,899	20,411
[2]	KeyBank NA	3.375%	3/7/23	14,291	15,066
[2]	KeyBank NA	1.250%	3/10/23	24,112	24,529
[2]	KeyBank NA	0.423%	1/3/24	23,020	23,038
[2]	KeyBank NA	3.300%	6/1/25	9,343	10,249
[2]	KeyBank NA	3.400%	5/20/26	19,093	20,897
[2]	KeyCorp	4.150%	10/29/25	4,918	5,566
	Lazard Group LLC	3.750%	2/13/25	7,971	8,720
	Legg Mason Inc.	4.750%	3/15/26	8,769	10,209
	Lincoln National Corp.	4.000%	9/1/23	10,096	10,889
	Lincoln National Corp.	3.350%	3/9/25	4,142	4,505
	Lloyds Bank plc	2.250%	8/14/22	3,400	3,481
	Lloyds Bank plc	3.500%	5/14/25	2,000	2,177
[2]	Lloyds Banking Group plc	1.326%	6/15/23	16,093	16,243
	Lloyds Banking Group plc	4.050%	8/16/23	42,594	45,882
[2]	Lloyds Banking Group plc	2.907%	11/7/23	32,556	33,677
	Lloyds Banking Group plc	3.900%	3/12/24	22,330	24,351
	Lloyds Banking Group plc	0.695%	5/11/24	730	732
	Lloyds Banking Group plc	4.500%	11/4/24	25,897	28,820
	Lloyds Banking Group plc	4.450%	5/8/25	17,181	19,364
[2]	Lloyds Banking Group plc	3.870%	7/9/25	51,930	56,572
	Lloyds Banking Group plc	4.582%	12/10/25	32,437	36,553
[2]	Lloyds Banking Group plc	2.438%	2/5/26	24,665	25,830
	Lloyds Banking Group plc	4.650%	3/24/26	28,088	31,816
	Lloyds Banking Group plc	1.627%	5/11/27	3,687	3,705
	Loews Corp.	2.625%	5/15/23	7,188	7,465
	Loews Corp.	3.750%	4/1/26	7,116	7,921
	M&T Bank Corp.	3.550%	7/26/23	18,520	19,756
	Main Street Capital Corp.	5.200%	5/1/24	9,166	10,042
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	8,325	8,925
	Manulife Financial Corp.	4.150%	3/4/26	20,073	22,725
	Markel Corp.	4.900%	7/1/22	7,275	7,612
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	9,702	9,843
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,705	4,934
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	19,564	21,347
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,377	12,302
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	13,067	14,261
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	15,829	17,636
	Mastercard Inc.	3.375%	4/1/24	20,510	22,223
	Mastercard Inc.	2.000%	3/3/25	18,531	19,433
	MetLife Inc.	3.048%	12/15/22	14,357	14,938
[2]	MetLife Inc.	4.368%	9/15/23	25,539	27,802
	MetLife Inc.	3.600%	4/10/24	17,019	18,518
	MetLife Inc.	3.000%	3/1/25	11,463	12,376
	MetLife Inc.	3.600%	11/13/25	6,310	6,998
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	43,183	44,328
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	49,925	51,286
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	36,438	38,408
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	49,078	52,548
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	13,182	13,798
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	40,549	43,630
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	22,748	24,212
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	28,344	28,498
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	59,960	62,646
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	176	193
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	32,387	32,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	24,436	27,453
	Mizuho Financial Group Inc.	2.601%	9/11/22	26,692	27,472
	Mizuho Financial Group Inc.	3.549%	3/5/23	16,204	17,118
[2]	Mizuho Financial Group Inc.	2.721%	7/16/23	16,387	16,826
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	23,051	23,382
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	16,330	16,416
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	24,851	26,688
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	14,448	15,318
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	11,325	11,906
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	15,654	16,233
	Mizuho Financial Group Inc.	1.234%	5/22/27	29,250	28,862
	Morgan Stanley	0.731%	4/5/24	30,769	30,891
[1]	Morgan Stanley	0.790%	5/30/25	17,800	17,813
	Morgan Stanley	4.875%	11/1/22	46,176	49,026
[2]	Morgan Stanley	3.125%	1/23/23	50,211	52,504
[2]	Morgan Stanley	3.750%	2/25/23	65,674	69,525
[2]	Morgan Stanley	4.100%	5/22/23	42,057	44,995
[2]	Morgan Stanley	0.560%	11/10/23	26,112	26,165
[2]	Morgan Stanley	0.529%	1/25/24	41,185	41,206
[2]	Morgan Stanley	3.737%	4/24/24	68,188	72,407
[2]	Morgan Stanley	3.875%	4/29/24	65,187	71,180
[2]	Morgan Stanley	3.700%	10/23/24	66,772	73,379
[2]	Morgan Stanley	2.720%	7/22/25	49,604	52,607
[2]	Morgan Stanley	4.000%	7/23/25	63,272	70,798
[2]	Morgan Stanley	0.864%	10/21/25	24,883	24,970
	Morgan Stanley	5.000%	11/24/25	47,533	55,126
[2]	Morgan Stanley	3.875%	1/27/26	62,677	70,194
[2]	Morgan Stanley	2.188%	4/28/26	60,556	63,333
	Morgan Stanley	0.985%	12/10/26	57,552	56,900
	Morgan Stanley	1.593%	5/4/27	71,634	72,246
	MUFG Americas Holdings Corp.	3.500%	6/18/22	11,929	12,335
	MUFG Americas Holdings Corp.	3.000%	2/10/25	7,946	8,514
[2]	MUFG Union Bank NA	2.100%	12/9/22	18,827	19,324
	Nasdaq Inc.	0.445%	12/21/22	1,050	1,050
	Nasdaq Inc.	4.250%	6/1/24	11,607	12,761
[2]	National Australia Bank Ltd.	2.500%	5/22/22	16,585	16,953
	National Australia Bank Ltd.	1.875%	12/13/22	4,840	4,959
	National Australia Bank Ltd.	3.000%	1/20/23	16,448	17,181
	National Australia Bank Ltd.	2.875%	4/12/23	11,772	12,335
	National Australia Bank Ltd.	3.625%	6/20/23	17,280	18,438
	National Australia Bank Ltd.	3.375%	1/14/26	14,942	16,511
[2]	National Bank of Canada	2.100%	2/1/23	24,442	25,139
[2]	National Bank of Canada	0.900%	8/15/23	10,865	10,933
[2]	National Bank of Canada	0.550%	11/15/24	11,650	11,624
	Natwest Group plc	6.125%	12/15/22	3,254	3,514
	Natwest Group plc	6.100%	6/10/23	1,568	1,727
	Natwest Group plc	3.875%	9/12/23	66,453	71,334
	Natwest Group plc	6.000%	12/19/23	30,398	34,252
[2]	Natwest Group plc	2.359%	5/22/24	22,843	23,584
	Natwest Group plc	5.125%	5/28/24	25,673	28,688
[2]	Natwest Group plc	4.519%	6/25/24	30,142	32,481
[2]	Natwest Group plc	4.269%	3/22/25	39,573	43,167
	Natwest Group plc	4.800%	4/5/26	13,230	15,215
[2]	Natwest Group plc	3.754%	11/1/29	24,667	26,344
[2]	New York Community Bancorp Inc.	5.900%	11/6/28	6,209	6,726
	Nomura Holdings Inc.	2.648%	1/16/25	30,461	31,988
	Nomura Holdings Inc.	1.851%	7/16/25	32,117	32,683
	Northern Trust Corp.	2.375%	8/2/22	11,020	11,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Trust Corp.	3.950%	10/30/25	12,128	13,761
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	7,302	7,619
	Old Republic International Corp.	4.875%	10/1/24	7,318	8,206
	ORIX Corp.	2.900%	7/18/22	15,288	15,708
	ORIX Corp.	4.050%	1/16/24	1,358	1,476
	ORIX Corp.	3.250%	12/4/24	17,052	18,420
	Owl Rock Capital Corp.	5.250%	4/15/24	9,425	10,372
	Owl Rock Capital Corp.	4.000%	3/30/25	9,885	10,580
	Owl Rock Capital Corp.	3.750%	7/22/25	11,805	12,567
	Owl Rock Capital Corp.	4.250%	1/15/26	8,704	9,417
	PayPal Holdings Inc.	2.200%	9/26/22	33,724	34,572
	PayPal Holdings Inc.	1.350%	6/1/23	17,992	18,346
	PayPal Holdings Inc.	2.400%	10/1/24	26,157	27,625
	PayPal Holdings Inc.	1.650%	6/1/25	11,790	12,181
	People's United Bank NA	4.000%	7/15/24	8,837	9,517
	People's United Financial Inc.	3.650%	12/6/22	10,152	10,554
[2]	PNC Bank NA	2.450%	7/28/22	12,516	12,813
[2]	PNC Bank NA	2.700%	11/1/22	28,562	29,487
[2]	PNC Bank NA	2.950%	1/30/23	8,660	9,013
[2]	PNC Bank NA	3.500%	6/8/23	11,946	12,681
	PNC Bank NA	3.800%	7/25/23	24,646	26,367
[2]	PNC Bank NA	3.300%	10/30/24	11,434	12,476
[2]	PNC Bank NA	2.950%	2/23/25	8,948	9,630
[2]	PNC Bank NA	3.250%	6/1/25	9,509	10,375
[2]	PNC Bank NA	4.200%	11/1/25	7,612	8,657
	PNC Financial Services Group Inc.	2.854%	11/9/22	18,221	18,906
	PNC Financial Services Group Inc.	3.500%	1/23/24	30,025	32,360
	PNC Financial Services Group Inc.	3.900%	4/29/24	17,229	18,830
	PNC Financial Services Group Inc.	2.200%	11/1/24	10,689	11,306
	Primerica Inc.	4.750%	7/15/22	6,529	6,832
	Principal Financial Group Inc.	3.300%	9/15/22	9,555	9,917
	Principal Financial Group Inc.	3.125%	5/15/23	5,824	6,126
	Principal Financial Group Inc.	3.400%	5/15/25	5,356	5,814
	Prospect Capital Corp.	5.875%	3/15/23	593	632
	Prospect Capital Corp.	3.706%	1/22/26	9,974	10,134
[2]	Prudential Financial Inc.	3.500%	5/15/24	16,256	17,722
[2]	Prudential Financial Inc.	1.500%	3/10/26	17,032	17,376
[2]	Prudential Financial Inc.	5.875%	9/15/42	12,365	13,059
[2]	Prudential Financial Inc.	5.625%	6/15/43	25,671	27,745
[2]	Prudential Financial Inc.	5.200%	3/15/44	13,352	14,338
[2]	Prudential Financial Inc.	5.375%	5/15/45	18,650	20,617
	Regions Financial Corp.	3.800%	8/14/23	17,753	18,991
	Regions Financial Corp.	2.250%	5/18/25	19,422	20,329
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	5,383	5,875
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,135	6,661
	Royal Bank of Canada	1.200%	4/27/26	30,250	30,279
[2]	Royal Bank of Canada	1.950%	1/17/23	20,407	20,977
[2]	Royal Bank of Canada	1.600%	4/17/23	28,138	28,840
[2]	Royal Bank of Canada	3.700%	10/5/23	38,953	41,987
[2]	Royal Bank of Canada	0.500%	10/26/23	20,607	20,668
[2]	Royal Bank of Canada	0.425%	1/19/24	17,058	17,052
[2]	Royal Bank of Canada	2.550%	7/16/24	21,710	23,018
[2]	Royal Bank of Canada	2.250%	11/1/24	45,174	47,572
[2]	Royal Bank of Canada	1.150%	6/10/25	37,527	37,782
[2]	Royal Bank of Canada	0.875%	1/20/26	25,184	24,938
[2]	Royal Bank of Canada	4.650%	1/27/26	32,565	37,486
	Santander Holdings USA Inc.	3.400%	1/18/23	23,130	24,106
	Santander Holdings USA Inc.	3.500%	6/7/24	26,797	28,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	3.450%	6/2/25	7,061	7,613
	Santander Holdings USA Inc.	4.500%	7/17/25	20,568	22,957
	Santander Holdings USA Inc.	3.244%	10/5/26	26,469	28,301
	Santander UK Group Holdings plc	3.571%	1/10/23	11,884	12,105
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	15,430	16,120
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	27,102	29,796
	Santander UK Group Holdings plc	1.089%	3/15/25	22,000	22,141
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	15,875	15,961
	Santander UK plc	2.100%	1/13/23	22,019	22,642
	Santander UK plc	4.000%	3/13/24	26,851	29,404
	Santander UK plc	2.875%	6/18/24	23,567	25,105
[2]	Signature Bank	4.000%	10/15/30	5,950	6,024
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	5,719	6,074
	Sompo International Holdings Ltd.	4.700%	10/15/22	4,820	5,076
[2,4]	Standard Chartered plc	2.819%	1/30/26	1,650	1,736
[2]	State Street Corp.	2.653%	5/15/23	18,487	18,909
	State Street Corp.	3.100%	5/15/23	18,624	19,662
	State Street Corp.	3.700%	11/20/23	19,450	21,117
[2]	State Street Corp.	3.776%	12/3/24	15,117	16,366
	State Street Corp.	3.300%	12/16/24	25,118	27,561
	State Street Corp.	3.550%	8/18/25	21,775	24,250
[2]	State Street Corp.	2.354%	11/1/25	19,004	20,099
	State Street Corp.	2.901%	3/30/26	17,355	18,612
	State Street Corp.	2.650%	5/19/26	13,561	14,625
	Stifel Financial Corp.	4.250%	7/18/24	7,627	8,428
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	13,042	13,473
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	3,890	4,061
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	8,300	8,923
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,510	7,068
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,573	8,198
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,502	3,860
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	53,873	55,384
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	22,885	23,667
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	27,234	28,463
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	12,094	12,953
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	22,101	23,929
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	17,800	17,805
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	50,882	53,915
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	22,096	23,291
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	27,610	28,957
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	65,732	66,664
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	23,222	22,948
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	22,444	25,032
	SVB Financial Group	3.500%	1/29/25	2,796	3,036
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	29,873	32,493
[2]	Synchrony Bank	3.000%	6/15/22	15,243	15,624
	Synchrony Financial	2.850%	7/25/22	12,670	12,977
	Synchrony Financial	4.375%	3/19/24	24,572	26,916
	Synchrony Financial	4.250%	8/15/24	17,564	19,259
	Synchrony Financial	4.500%	7/23/25	17,524	19,654
	Synovus Financial Corp.	3.125%	11/1/22	6,756	6,973
	TD Ameritrade Holding Corp.	3.750%	4/1/24	10,188	11,099
	TD Ameritrade Holding Corp.	3.625%	4/1/25	9,697	10,649
[2]	Toronto-Dominion Bank	1.900%	12/1/22	27,556	28,255
[2]	Toronto-Dominion Bank	0.250%	1/6/23	23,950	23,953
[2]	Toronto-Dominion Bank	0.750%	6/12/23	30,515	30,785
[2]	Toronto-Dominion Bank	3.500%	7/19/23	53,737	57,411
[2]	Toronto-Dominion Bank	0.450%	9/11/23	14,075	14,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	0.550%	3/4/24	10,370	10,393
[2]	Toronto-Dominion Bank	3.250%	3/11/24	38,860	41,845
[2]	Toronto-Dominion Bank	2.650%	6/12/24	28,204	30,033
[2]	Toronto-Dominion Bank	1.150%	6/12/25	28,921	29,212
[2]	Toronto-Dominion Bank	0.750%	9/11/25	22,056	21,880
[2]	Toronto-Dominion Bank	0.750%	1/6/26	22,405	22,193
	Trinity Acquisition plc	4.400%	3/15/26	5,326	6,041
[2]	Truist Bank	2.450%	8/1/22	29,557	30,274
[2]	Truist Bank	3.000%	2/2/23	10,032	10,472
[2]	Truist Bank	1.250%	3/9/23	17,994	18,303
[2]	Truist Bank	2.750%	5/1/23	11,547	12,077
[2]	Truist Bank	3.200%	4/1/24	42,398	45,586
[2]	Truist Bank	3.689%	8/2/24	19,149	20,473
[2]	Truist Bank	2.150%	12/6/24	34,210	35,923
[2]	Truist Bank	1.500%	3/10/25	22,742	23,293
[2]	Truist Bank	3.625%	9/16/25	24,906	27,503
[2]	Truist Bank	4.050%	11/3/25	5,024	5,670
[2]	Truist Bank	3.300%	5/15/26	9,904	10,899
[2]	Truist Bank	2.636%	9/17/29	4,767	5,007
[2]	Truist Financial Corp.	3.050%	6/20/22	41,244	42,378
[2]	Truist Financial Corp.	2.200%	3/16/23	10,825	11,177
[2]	Truist Financial Corp.	3.750%	12/6/23	21,586	23,321
[2]	Truist Financial Corp.	2.500%	8/1/24	24,050	25,427
[2]	Truist Financial Corp.	2.850%	10/26/24	10,219	11,010
	Truist Financial Corp.	4.000%	5/1/25	23,332	25,998
[2]	Truist Financial Corp.	3.700%	6/5/25	21,712	24,010
[2]	Truist Financial Corp.	1.200%	8/5/25	9,000	9,108
[2]	Truist Financial Corp.	1.267%	3/2/27	33,411	33,361
	Unum Group	4.000%	3/15/24	7,081	7,676
	Unum Group	4.500%	3/15/25	10,799	12,108
[2]	US Bancorp	2.950%	7/15/22	29,026	29,850
[2]	US Bancorp	3.700%	1/30/24	20,477	22,202
	US Bancorp	3.375%	2/5/24	40,287	43,336
	US Bancorp	2.400%	7/30/24	28,210	29,828
[2]	US Bancorp	3.600%	9/11/24	13,462	14,752
	US Bancorp	1.450%	5/12/25	15,965	16,354
[2]	US Bancorp	3.950%	11/17/25	11,566	13,066
[2]	US Bancorp	3.100%	4/27/26	26,432	28,879
	US Bank NA	1.950%	1/9/23	16,639	17,073
[2]	US Bank NA	2.850%	1/23/23	11,313	11,780
[2]	US Bank NA	3.400%	7/24/23	21,478	22,858
[2]	US Bank NA	2.050%	1/21/25	17,258	18,062
[2]	US Bank NA	2.800%	1/27/25	36,620	39,218
	Visa Inc.	2.150%	9/15/22	13,739	14,060
	Visa Inc.	2.800%	12/14/22	60,466	62,596
	Visa Inc.	3.150%	12/14/25	76,926	84,385
	Voya Financial Inc.	3.125%	7/15/24	7,220	7,731
[2]	Voya Financial Inc.	5.650%	5/15/53	8,598	9,140
[2]	Wells Fargo & Co.	2.625%	7/22/22	600	616
[2]	Wells Fargo & Co.	3.450%	2/13/23	57,472	60,469
	Wells Fargo & Co.	4.125%	8/15/23	26,158	28,248
	Wells Fargo & Co.	4.480%	1/16/24	15,589	17,174
[2]	Wells Fargo & Co.	3.750%	1/24/24	57,245	61,930
[2]	Wells Fargo & Co.	1.654%	6/2/24	51,892	53,158
[2]	Wells Fargo & Co.	3.300%	9/9/24	42,724	46,358
[2]	Wells Fargo & Co.	3.000%	2/19/25	52,807	56,777
[2]	Wells Fargo & Co.	3.550%	9/29/25	61,282	67,621
[2]	Wells Fargo & Co.	2.406%	10/30/25	72,740	76,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	2.164%	2/11/26	63,168	65,879
	Wells Fargo & Co.	3.000%	4/22/26	68,803	74,491
[2]	Wells Fargo & Co.	2.188%	4/30/26	81,528	85,049
[2]	Wells Fargo Bank NA	3.550%	8/14/23	76,723	82,015
	Western Union Co.	4.250%	6/9/23	437	467
	Western Union Co.	2.850%	1/10/25	17,324	18,378
	Western Union Co.	1.350%	3/15/26	11,215	11,165
	Westpac Banking Corp.	2.500%	6/28/22	29,920	30,663
	Westpac Banking Corp.	2.750%	1/11/23	32,901	34,234
	Westpac Banking Corp.	2.000%	1/13/23	11,842	12,179
	Westpac Banking Corp.	3.650%	5/15/23	14,659	15,620
	Westpac Banking Corp.	3.300%	2/26/24	23,274	25,089
	Westpac Banking Corp.	2.350%	2/19/25	26,379	27,823
	Westpac Banking Corp.	2.850%	5/13/26	33,119	35,797
[2]	Westpac Banking Corp.	2.894%	2/4/30	31,074	32,251
	Willis North America Inc.	3.600%	5/15/24	20,782	22,473
	XLIT Ltd.	4.450%	3/31/25	12,789	14,423
					18,596,267
Health Care (9.2%)
	Abbott Laboratories	3.400%	11/30/23	24,540	26,272
	Abbott Laboratories	2.950%	3/15/25	14,236	15,355
	Abbott Laboratories	3.875%	9/15/25	8,352	9,344
	AbbVie Inc.	3.250%	10/1/22	43,051	44,398
	AbbVie Inc.	2.900%	11/6/22	79,341	82,207
	AbbVie Inc.	3.200%	11/6/22	33,098	34,310
	AbbVie Inc.	2.300%	11/21/22	56,406	58,048
	AbbVie Inc.	2.800%	3/15/23	9,612	9,949
	AbbVie Inc.	2.850%	5/14/23	18,840	19,673
	AbbVie Inc.	3.750%	11/14/23	16,452	17,730
	AbbVie Inc.	3.850%	6/15/24	17,300	18,827
	AbbVie Inc.	2.600%	11/21/24	71,191	75,426
	AbbVie Inc.	3.800%	3/15/25	62,717	68,870
	AbbVie Inc.	3.600%	5/14/25	72,337	79,125
	AbbVie Inc.	3.200%	5/14/26	42,696	46,360
	Aetna Inc.	2.750%	11/15/22	22,235	22,872
	Aetna Inc.	2.800%	6/15/23	19,306	20,151
	Aetna Inc.	3.500%	11/15/24	23,766	25,843
	Agilent Technologies Inc.	3.875%	7/15/23	9,809	10,421
	AmerisourceBergen Corp.	0.737%	3/15/23	15,000	15,048
	AmerisourceBergen Corp.	3.400%	5/15/24	17,058	18,353
	AmerisourceBergen Corp.	3.250%	3/1/25	11,508	12,415
	Amgen Inc.	2.250%	8/19/23	12,868	13,375
	Amgen Inc.	3.625%	5/22/24	23,264	25,232
	Amgen Inc.	1.900%	2/21/25	13,103	13,595
	Amgen Inc.	3.125%	5/1/25	16,617	17,953
	Anthem Inc.	2.950%	12/1/22	15,902	16,492
	Anthem Inc.	3.300%	1/15/23	24,690	25,858
	Anthem Inc.	0.450%	3/15/23	1,225	1,228
	Anthem Inc.	3.500%	8/15/24	28,968	31,385
	Anthem Inc.	3.350%	12/1/24	22,396	24,311
	Anthem Inc.	2.375%	1/15/25	30,138	31,677
	Anthem Inc.	1.500%	3/15/26	16,070	16,288
	Astrazeneca Finance LLC	0.700%	5/28/24	30,000	30,025
	Astrazeneca Finance LLC	1.200%	5/28/26	26,725	26,770
	AstraZeneca plc	0.300%	5/26/23	12,000	11,991
	AstraZeneca plc	2.375%	6/12/22	21,863	22,308
	AstraZeneca plc	3.500%	8/17/23	23,831	25,409
	AstraZeneca plc	3.375%	11/16/25	42,566	46,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	0.700%	4/8/26	16,740	16,381
	Baxalta Inc.	4.000%	6/23/25	14,102	15,663
	Becton Dickinson & Co.	2.894%	6/6/22	30,453	31,186
	Becton Dickinson & Co.	3.363%	6/6/24	38,080	40,981
	Becton Dickinson & Co.	3.734%	12/15/24	33,626	36,790
	Biogen Inc.	3.625%	9/15/22	22,619	23,565
	Biogen Inc.	4.050%	9/15/25	34,916	38,968
	Boston Scientific Corp.	3.375%	5/15/22	4,596	4,729
	Boston Scientific Corp.	3.450%	3/1/24	22,905	24,596
	Boston Scientific Corp.	3.850%	5/15/25	4,843	5,368
	Boston Scientific Corp.	1.900%	6/1/25	22,989	23,796
	Boston Scientific Corp.	3.750%	3/1/26	16,910	18,827
	Bristol-Myers Squibb Co.	2.000%	8/1/22	18,000	18,373
	Bristol-Myers Squibb Co.	3.250%	8/15/22	29,235	30,293
	Bristol-Myers Squibb Co.	3.550%	8/15/22	24,766	25,762
	Bristol-Myers Squibb Co.	2.750%	2/15/23	21,436	22,310
	Bristol-Myers Squibb Co.	3.250%	2/20/23	17,312	18,154
	Bristol-Myers Squibb Co.	3.250%	11/1/23	10,945	11,718
	Bristol-Myers Squibb Co.	0.537%	11/13/23	14,650	14,665
	Bristol-Myers Squibb Co.	2.900%	7/26/24	50,275	53,892
	Bristol-Myers Squibb Co.	3.875%	8/15/25	52,196	58,527
	Bristol-Myers Squibb Co.	0.750%	11/13/25	17,850	17,743
	Cardinal Health Inc.	2.616%	6/15/22	11,582	11,822
	Cardinal Health Inc.	3.200%	3/15/23	13,036	13,662
	Cardinal Health Inc.	3.079%	6/15/24	22,970	24,494
	Cardinal Health Inc.	3.500%	11/15/24	7,723	8,378
	Cardinal Health Inc.	3.750%	9/15/25	7,760	8,580
[2]	Cigna Corp.	3.050%	11/30/22	12,601	13,083
[2]	Cigna Corp.	3.000%	7/15/23	22,016	23,123
	Cigna Corp.	3.750%	7/15/23	21,128	22,561
	Cigna Corp.	0.613%	3/15/24	4,800	4,805
[2]	Cigna Corp.	3.500%	6/15/24	15,548	16,792
[2]	Cigna Corp.	3.250%	4/15/25	13,901	15,058
	Cigna Corp.	4.125%	11/15/25	56,464	63,654
[2]	Cigna Corp.	4.500%	2/25/26	20,828	23,831
	Cigna Corp.	1.250%	3/15/26	16,375	16,421
	CommonSpirit Health	2.950%	11/1/22	13,552	14,008
	CommonSpirit Health	2.760%	10/1/24	12,122	12,843
	CommonSpirit Health	1.547%	10/1/25	15,700	15,917
	CVS Health Corp.	3.500%	7/20/22	39,607	40,826
	CVS Health Corp.	2.750%	12/1/22	23,091	23,804
	CVS Health Corp.	4.750%	12/1/22	11,316	11,913
	CVS Health Corp.	3.700%	3/9/23	79,569	84,084
	CVS Health Corp.	3.375%	8/12/24	15,501	16,756
	CVS Health Corp.	2.625%	8/15/24	21,750	23,088
	CVS Health Corp.	4.100%	3/25/25	12,000	13,383
	CVS Health Corp.	3.875%	7/20/25	51,101	56,626
	Danaher Corp.	3.350%	9/15/25	8,526	9,365
	DH Europe Finance II Sarl	2.050%	11/15/22	17,547	17,977
	DH Europe Finance II Sarl	2.200%	11/15/24	10,298	10,809
	Dignity Health	3.125%	11/1/22	4,089	4,231
	Eli Lilly & Co.	2.350%	5/15/22	11,030	11,258
	Eli Lilly & Co.	2.750%	6/1/25	8,430	9,048
	Gilead Sciences Inc.	3.250%	9/1/22	36,929	38,110
	Gilead Sciences Inc.	2.500%	9/1/23	24,572	25,654
	Gilead Sciences Inc.	0.750%	9/29/23	18,150	18,174
	Gilead Sciences Inc.	3.700%	4/1/24	44,776	48,370
	Gilead Sciences Inc.	3.500%	2/1/25	30,154	32,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	3.650%	3/1/26	49,649	54,925
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	32,533	34,014
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	24,301	25,755
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	18,781	20,813
	GlaxoSmithKline Capital plc	2.875%	6/1/22	33,991	34,837
	GlaxoSmithKline Capital plc	0.534%	10/1/23	20,208	20,272
	GlaxoSmithKline Capital plc	3.000%	6/1/24	24,110	25,876
	HCA Inc.	4.750%	5/1/23	24,761	26,690
	HCA Inc.	5.000%	3/15/24	30,743	34,283
	HCA Inc.	5.250%	4/15/25	45,907	52,923
	Humana Inc.	3.150%	12/1/22	12,370	12,793
	Humana Inc.	2.900%	12/15/22	6,926	7,169
	Humana Inc.	3.850%	10/1/24	13,063	14,254
	Humana Inc.	4.500%	4/1/25	13,611	15,319
	Illumina Inc.	0.550%	3/23/23	7,282	7,290
	Johnson & Johnson	2.050%	3/1/23	7,602	7,826
	Johnson & Johnson	6.730%	11/15/23	50	58
	Johnson & Johnson	3.375%	12/5/23	14,117	15,267
	Johnson & Johnson	2.625%	1/15/25	17,416	18,646
	Johnson & Johnson	0.550%	9/1/25	20,210	20,086
	Johnson & Johnson	2.450%	3/1/26	42,599	45,621
	Laboratory Corp. of America Holdings	1.550%	6/1/26	9,000	9,031
	Laboratory Corp. of America Holdings	3.750%	8/23/22	12,109	12,499
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,873	3,081
	Laboratory Corp. of America Holdings	3.250%	9/1/24	20,759	22,301
	Laboratory Corp. of America Holdings	2.300%	12/1/24	14,999	15,758
	Laboratory Corp. of America Holdings	3.600%	2/1/25	17,573	19,094
	McKesson Corp.	2.700%	12/15/22	5,500	5,663
	McKesson Corp.	2.850%	3/15/23	10,415	10,790
	McKesson Corp.	3.796%	3/15/24	19,475	21,104
	McKesson Corp.	0.900%	12/3/25	9,099	9,010
	Medtronic Inc.	3.500%	3/15/25	33,468	36,958
	Merck & Co. Inc.	2.400%	9/15/22	23,848	24,389
	Merck & Co. Inc.	2.800%	5/18/23	40,091	42,072
	Merck & Co. Inc.	2.900%	3/7/24	16,214	17,311
	Merck & Co. Inc.	2.750%	2/10/25	36,254	38,825
	Merck & Co. Inc.	0.750%	2/24/26	32,436	32,240
	Mylan Inc.	4.200%	11/29/23	13,880	14,933
	Novartis Capital Corp.	2.400%	9/21/22	33,435	34,412
	Novartis Capital Corp.	3.400%	5/6/24	25,342	27,590
	Novartis Capital Corp.	1.750%	2/14/25	26,672	27,648
	Novartis Capital Corp.	3.000%	11/20/25	35,598	38,734
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	7,170	7,242
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	15,155	16,329
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	16,230	17,941
	Pfizer Inc.	3.000%	6/15/23	14,529	15,336
	Pfizer Inc.	3.200%	9/15/23	15,202	16,171
	Pfizer Inc.	2.950%	3/15/24	24,161	25,872
	Pfizer Inc.	3.400%	5/15/24	22,873	24,950
	Pfizer Inc.	0.800%	5/28/25	14,124	14,202
	Quest Diagnostics Inc.	4.250%	4/1/24	7,367	8,048
	Quest Diagnostics Inc.	3.500%	3/30/25	13,345	14,547
[2,4]	Royalty Pharma plc	0.750%	9/2/23	22,130	22,139
[2,4]	Royalty Pharma plc	1.200%	9/2/25	28,593	28,374
	Sanofi	3.375%	6/19/23	14,367	15,238
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	63,827	67,053
[2]	SSM Health Care Corp.	3.688%	6/1/23	9,727	10,273
	Stryker Corp.	0.600%	12/1/23	4,933	4,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	3.375%	5/15/24	13,640	14,745
	Stryker Corp.	1.150%	6/15/25	13,169	13,254
	Stryker Corp.	3.375%	11/1/25	18,205	19,948
	Stryker Corp.	3.500%	3/15/26	19,838	21,888
[2]	Sutter Health	1.321%	8/15/25	5,044	5,095
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	43,524	47,484
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	29,416	32,808
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,926	5,453
	UnitedHealth Group Inc.	1.150%	5/15/26	27,000	27,080
	UnitedHealth Group Inc.	3.350%	7/15/22	22,744	23,534
	UnitedHealth Group Inc.	2.375%	10/15/22	26,465	27,241
	UnitedHealth Group Inc.	2.750%	2/15/23	14,160	14,674
	UnitedHealth Group Inc.	2.875%	3/15/23	20,879	21,856
	UnitedHealth Group Inc.	3.500%	6/15/23	18,307	19,507
	UnitedHealth Group Inc.	3.500%	2/15/24	18,468	19,988
	UnitedHealth Group Inc.	2.375%	8/15/24	12,320	13,033
	UnitedHealth Group Inc.	3.750%	7/15/25	43,502	48,514
	UnitedHealth Group Inc.	3.700%	12/15/25	8,194	9,171
	UnitedHealth Group Inc.	1.250%	1/15/26	5,590	5,654
	UnitedHealth Group Inc.	3.100%	3/15/26	17,575	19,224
[2]	UPMC	3.600%	4/3/25	7,325	7,996
[2,4]	Viatris Inc.	1.125%	6/22/22	22,527	22,688
[2,4]	Viatris Inc.	1.650%	6/22/25	18,902	19,167
	Wyeth LLC	6.450%	2/1/24	12,070	13,989
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	8,871	9,353
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	28,347	30,916
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	15,036	16,273
	Zoetis Inc.	3.250%	2/1/23	29,940	31,166
	Zoetis Inc.	4.500%	11/13/25	15,703	17,882
					4,315,733
Industrials (6.8%)
[2]	3M Co.	2.000%	6/26/22	9,082	9,258
	3M Co.	1.750%	2/14/23	9,423	9,656
[2]	3M Co.	2.250%	3/15/23	15,199	15,723
[2]	3M Co.	3.250%	2/14/24	20,187	21,678
	3M Co.	2.000%	2/14/25	14,979	15,687
	3M Co.	2.650%	4/15/25	11,072	11,848
[2]	3M Co.	3.000%	8/7/25	10,839	11,821
	ABB Finance USA Inc.	2.875%	5/8/22	13,591	13,928
	Allegion US Holding Co. Inc.	3.200%	10/1/24	8,171	8,742
	Amphenol Corp.	3.200%	4/1/24	7,315	7,795
	Amphenol Corp.	2.050%	3/1/25	7,578	7,883
[2]	BNSF Funding Trust I	6.613%	12/15/55	8,311	9,503
	Boeing Co.	1.167%	2/4/23	5,376	5,400
	Boeing Co.	2.800%	3/1/23	17,573	18,228
	Boeing Co.	4.508%	5/1/23	72,962	77,930
	Boeing Co.	1.875%	6/15/23	18,243	18,624
	Boeing Co.	1.950%	2/1/24	22,783	23,410
	Boeing Co.	1.433%	2/4/24	33,300	33,406
	Boeing Co.	2.800%	3/1/24	10,577	11,084
	Boeing Co.	2.850%	10/30/24	9,639	10,146
	Boeing Co.	4.875%	5/1/25	82,963	93,185
	Boeing Co.	2.600%	10/30/25	10,414	10,856
	Boeing Co.	2.750%	2/1/26	30,005	31,286
	Boeing Co.	2.196%	2/4/26	107,420	107,860
	Boeing Co.	3.100%	5/1/26	16,390	17,388
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	16,421	16,879
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,498	13,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	24,186	25,897
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	14,573	15,812
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	16,338	17,739
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,858	8,489
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	8,113	8,982
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,613	5,809
	Canadian National Railway Co.	2.950%	11/21/24	4,644	4,970
	Canadian National Railway Co.	2.750%	3/1/26	12,347	13,228
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,262	4,521
	Canadian Pacific Railway Co.	2.900%	2/1/25	14,104	15,022
	Carrier Global Corp.	2.242%	2/15/25	42,596	44,548
[2]	Caterpillar Financial Services Corp.	0.950%	5/13/22	20,000	20,154
[2]	Caterpillar Financial Services Corp.	2.850%	6/1/22	8,823	9,060
[2]	Caterpillar Financial Services Corp.	2.400%	6/6/22	14,960	15,295
[2]	Caterpillar Financial Services Corp.	1.900%	9/6/22	13,811	14,108
[2]	Caterpillar Financial Services Corp.	1.950%	11/18/22	17,133	17,569
[2]	Caterpillar Financial Services Corp.	2.550%	11/29/22	17,368	17,980
	Caterpillar Financial Services Corp.	0.250%	3/1/23	18,046	18,059
[2]	Caterpillar Financial Services Corp.	2.625%	3/1/23	8,520	8,872
[2]	Caterpillar Financial Services Corp.	3.450%	5/15/23	13,799	14,648
	Caterpillar Financial Services Corp.	0.650%	7/7/23	13,783	13,883
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	22,325	22,401
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	8,366	9,078
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	10,652	11,532
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	11,246	12,033
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	9,877	10,710
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	14,573	15,360
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	11,916	13,014
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	17,096	17,552
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	13,787	13,767
	Caterpillar Financial Services Corp.	0.900%	3/2/26	18,909	18,915
	Caterpillar Inc.	3.400%	5/15/24	13,331	14,432
	CNH Industrial Capital LLC	1.950%	7/2/23	9,060	9,315
	CNH Industrial Capital LLC	4.200%	1/15/24	10,006	10,895
	CNH Industrial Capital LLC	1.875%	1/15/26	11,716	11,946
	CNH Industrial NV	4.500%	8/15/23	17,603	19,072
[2]	Continental Airlines Pass-Through Trust Series 2007-1	5.983%	4/19/22	2,557	2,621
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,253	6,594
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,228	5,523
	Crane Co.	4.450%	12/15/23	4,590	4,966
	CSX Corp.	3.400%	8/1/24	13,136	14,206
	CSX Corp.	3.350%	11/1/25	8,341	9,131
	Cummins Inc.	3.650%	10/1/23	8,353	8,937
	Cummins Inc.	0.750%	9/1/25	12,572	12,508
	Deere & Co.	2.600%	6/8/22	17,449	17,778
	Deere & Co.	2.750%	4/15/25	20,510	22,042
[2,4]	Delta Air Lines Inc.	7.000%	5/1/25	10,100	11,745
[2,4]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,884
[2]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	3,269	3,483
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,866	5,090
	Dover Corp.	3.150%	11/15/25	7,587	8,191
	Eaton Corp.	2.750%	11/2/22	30,944	32,022
	Emerson Electric Co.	2.625%	2/15/23	6,930	7,169
	Emerson Electric Co.	3.150%	6/1/25	7,145	7,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	3.250%	4/1/26	11,540	12,644
	Flowserve Corp.	3.500%	9/15/22	9,497	9,783
	Flowserve Corp.	4.000%	11/15/23	6,560	6,984
	General Dynamics Corp.	2.250%	11/15/22	13,257	13,578
	General Dynamics Corp.	3.375%	5/15/23	24,045	25,450
	General Dynamics Corp.	1.875%	8/15/23	8,990	9,280
	General Dynamics Corp.	2.375%	11/15/24	8,961	9,487
	General Dynamics Corp.	3.250%	4/1/25	17,898	19,465
	General Dynamics Corp.	3.500%	5/15/25	9,768	10,749
[2]	General Electric Co.	3.150%	9/7/22	10,711	11,088
	General Electric Co.	2.700%	10/9/22	4,697	4,844
[2]	General Electric Co.	3.100%	1/9/23	29,278	30,524
	General Electric Co.	3.375%	3/11/24	6,222	6,698
[2]	General Electric Co.	3.450%	5/15/24	25,495	27,528
[2]	General Electric Co.	5.550%	1/5/26	5,989	7,131
	Honeywell International Inc.	2.150%	8/8/22	29,278	29,905
	Honeywell International Inc.	0.483%	8/19/22	12,580	12,589
	Honeywell International Inc.	3.350%	12/1/23	6,255	6,721
	Honeywell International Inc.	2.300%	8/15/24	22,850	24,122
	Honeywell International Inc.	1.350%	6/1/25	22,387	22,895
	Hubbell Inc.	3.350%	3/1/26	6,058	6,576
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	10,412	11,431
	IDEX Corp.	4.200%	12/15/21	3,475	3,508
	Illinois Tool Works Inc.	3.500%	3/1/24	19,820	21,341
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,393	6,585
	JB Hunt Transport Services Inc.	3.875%	3/1/26	14,278	15,944
[2]	John Deere Capital Corp.	1.950%	6/13/22	12,137	12,356
[2]	John Deere Capital Corp.	0.550%	7/5/22	1,625	1,632
[2]	John Deere Capital Corp.	2.150%	9/8/22	8,091	8,293
[2]	John Deere Capital Corp.	2.700%	1/6/23	13,088	13,601
[2]	John Deere Capital Corp.	0.250%	1/17/23	1,050	1,051
	John Deere Capital Corp.	2.800%	1/27/23	11,949	12,463
[2]	John Deere Capital Corp.	2.800%	3/6/23	19,827	20,735
[2]	John Deere Capital Corp.	1.200%	4/6/23	6,879	7,002
[2]	John Deere Capital Corp.	3.450%	6/7/23	6,936	7,376
[2]	John Deere Capital Corp.	0.700%	7/5/23	15,839	15,989
[2]	John Deere Capital Corp.	0.400%	10/10/23	8,472	8,492
	John Deere Capital Corp.	3.650%	10/12/23	11,320	12,227
[2]	John Deere Capital Corp.	3.450%	1/10/24	8,411	9,077
[2]	John Deere Capital Corp.	0.450%	1/17/24	10,555	10,570
[2]	John Deere Capital Corp.	2.600%	3/7/24	11,464	12,156
[2]	John Deere Capital Corp.	3.350%	6/12/24	15,005	16,293
[2]	John Deere Capital Corp.	2.650%	6/24/24	16,000	17,054
[2]	John Deere Capital Corp.	2.050%	1/9/25	14,404	15,102
[2]	John Deere Capital Corp.	3.450%	3/13/25	9,344	10,276
[2]	John Deere Capital Corp.	3.400%	9/11/25	9,300	10,296
	John Deere Capital Corp.	0.700%	1/15/26	19,025	18,868
[2]	Johnson Controls International plc	3.625%	7/2/24	7,354	7,947
[2]	Johnson Controls International plc	3.900%	2/14/26	9,805	10,922
[2]	Kansas City Southern	3.000%	5/15/23	3,887	4,042
	Keysight Technologies Inc.	4.550%	10/30/24	9,880	11,031
	L3Harris Technologies Inc.	3.850%	6/15/23	15,240	16,246
	L3Harris Technologies Inc.	3.950%	5/28/24	8,846	9,611
	L3Harris Technologies Inc.	3.832%	4/27/25	10,627	11,696
	Legrand France SA	8.500%	2/15/25	6,809	8,682
	Lennox International Inc.	3.000%	11/15/23	5,570	5,866
	Lennox International Inc.	1.350%	8/1/25	8,475	8,535
	Lockheed Martin Corp.	3.100%	1/15/23	21,685	22,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	2.900%	3/1/25	20,988	22,607
	Lockheed Martin Corp.	3.550%	1/15/26	34,629	38,467
	Norfolk Southern Corp.	2.903%	2/15/23	16,081	16,669
	Norfolk Southern Corp.	3.850%	1/15/24	5,115	5,516
	Norfolk Southern Corp.	3.650%	8/1/25	3,711	4,086
	Northrop Grumman Corp.	3.250%	8/1/23	21,362	22,687
	Northrop Grumman Corp.	2.930%	1/15/25	34,745	37,168
	nVent Finance Sarl	3.950%	4/15/23	4,592	4,813
	Otis Worldwide Corp.	2.056%	4/5/25	33,964	35,300
[2]	PACCAR Financial Corp.	2.650%	5/10/22	11,303	11,571
[2]	PACCAR Financial Corp.	2.300%	8/10/22	1,150	1,179
[2]	PACCAR Financial Corp.	2.000%	9/26/22	11,266	11,526
[2]	PACCAR Financial Corp.	2.650%	4/6/23	5,528	5,774
[2]	PACCAR Financial Corp.	0.800%	6/8/23	6,630	6,694
	PACCAR Financial Corp.	3.400%	8/9/23	8,758	9,339
[2]	PACCAR Financial Corp.	0.350%	8/11/23	5,839	5,847
[2]	PACCAR Financial Corp.	0.350%	2/2/24	5,875	5,869
[2]	PACCAR Financial Corp.	2.150%	8/15/24	8,994	9,464
[2]	PACCAR Financial Corp.	1.800%	2/6/25	13,164	13,635
[2]	Parker-Hannifin Corp.	3.500%	9/15/22	6,391	6,651
	Parker-Hannifin Corp.	2.700%	6/14/24	14,854	15,752
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	8,618	9,308
	Precision Castparts Corp.	2.500%	1/15/23	17,574	18,123
	Precision Castparts Corp.	3.250%	6/15/25	18,111	19,727
	Raytheon Technologies Corp.	2.500%	12/15/22	13,025	13,395
	Raytheon Technologies Corp.	3.700%	12/15/23	9,467	10,161
	Raytheon Technologies Corp.	3.200%	3/15/24	22,582	24,134
	Raytheon Technologies Corp.	3.950%	8/16/25	38,831	43,323
	Republic Services Inc.	4.750%	5/15/23	6,021	6,465
	Republic Services Inc.	2.500%	8/15/24	22,162	23,401
	Republic Services Inc.	3.200%	3/15/25	12,332	13,312
	Republic Services Inc.	0.875%	11/15/25	5,025	4,988
	Rockwell Automation Inc.	2.875%	3/1/25	5,126	5,468
[2]	Ryder System Inc.	2.875%	6/1/22	11,000	11,255
[2]	Ryder System Inc.	2.500%	9/1/22	4,700	4,816
[2]	Ryder System Inc.	3.400%	3/1/23	14,343	15,038
[2]	Ryder System Inc.	3.750%	6/9/23	9,817	10,429
[2]	Ryder System Inc.	3.875%	12/1/23	4,324	4,665
[2]	Ryder System Inc.	3.650%	3/18/24	17,238	18,617
[2]	Ryder System Inc.	2.500%	9/1/24	19,970	21,032
[2]	Ryder System Inc.	4.625%	6/1/25	5,252	5,954
[2]	Ryder System Inc.	3.350%	9/1/25	5,319	5,783
	Southwest Airlines Co.	2.750%	11/16/22	5,950	6,126
	Southwest Airlines Co.	4.750%	5/4/23	22,653	24,416
	Southwest Airlines Co.	5.250%	5/4/25	37,742	43,273
	Teledyne Technologies Inc.	0.650%	4/1/23	10,850	10,864
	Teledyne Technologies Inc.	0.950%	4/1/24	9,925	9,941
	Teledyne Technologies Inc.	1.600%	4/1/26	11,175	11,222
	Textron Inc.	4.300%	3/1/24	7,152	7,787
	Textron Inc.	3.875%	3/1/25	5,471	5,970
	Textron Inc.	4.000%	3/15/26	8,118	9,021
	Timken Co.	3.875%	9/1/24	6,705	7,220
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	12,369	13,320
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	8,588	9,315
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	8,845	9,714
	Trimble Inc.	4.150%	6/15/23	6,876	7,326
	Trimble Inc.	4.750%	12/1/24	8,777	9,812
	Tyco Electronics Group SA	3.450%	8/1/24	7,976	8,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyco Electronics Group SA	3.700%	2/15/26	5,850	6,423
	Union Pacific Corp.	4.163%	7/15/22	12,922	13,362
	Union Pacific Corp.	2.950%	1/15/23	8,996	9,316
	Union Pacific Corp.	2.750%	4/15/23	6,148	6,383
	Union Pacific Corp.	3.500%	6/8/23	12,055	12,790
	Union Pacific Corp.	3.646%	2/15/24	7,314	7,875
	Union Pacific Corp.	3.150%	3/1/24	16,193	17,341
	Union Pacific Corp.	3.750%	3/15/24	10,420	11,255
	Union Pacific Corp.	3.250%	1/15/25	7,691	8,317
	Union Pacific Corp.	3.750%	7/15/25	4,935	5,499
	Union Pacific Corp.	3.250%	8/15/25	7,600	8,276
	Union Pacific Corp.	2.750%	3/1/26	15,091	16,170
[2]	United Airlines Pass-Through Trust Series 2020-1	4.875%	1/15/26	19,119	20,110
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	9,057	9,466
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	10,688	11,051
	United Parcel Service Inc.	2.450%	10/1/22	21,059	21,685
	United Parcel Service Inc.	2.500%	4/1/23	21,442	22,281
	United Parcel Service Inc.	2.200%	9/1/24	7,973	8,398
	United Parcel Service Inc.	2.800%	11/15/24	16,114	17,300
	United Parcel Service Inc.	3.900%	4/1/25	20,583	22,937
[2,4]	Vontier Corp.	1.800%	4/1/26	9,515	9,522
	Waste Management Inc.	2.900%	9/15/22	15,411	15,823
	Waste Management Inc.	2.400%	5/15/23	11,190	11,604
	Waste Management Inc.	0.750%	11/15/25	7,779	7,723
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	14,665	15,985
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	11,608	12,392
	WW Grainger Inc.	1.850%	2/15/25	10,409	10,831
					3,179,502
Materials (2.1%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	5,924	6,165
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,740	9,460
	Air Products and Chemicals Inc.	1.500%	10/15/25	13,418	13,756
	Albemarle Corp.	4.150%	12/1/24	6,910	7,607
[2,4]	Berry Global Inc.	0.950%	2/15/24	15,200	15,259
[2,4]	Berry Global Inc.	1.570%	1/15/26	30,365	30,420
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,077	10,889
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	4,724	5,851
	Cabot Corp.	3.700%	7/15/22	5,495	5,649
	Carlisle Cos. Inc.	3.750%	11/15/22	4,887	5,074
	Carlisle Cos. Inc.	3.500%	12/1/24	8,372	9,082
	Celanese US Holdings LLC	4.625%	11/15/22	8,380	8,876
	Celanese US Holdings LLC	3.500%	5/8/24	11,313	12,175
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,145	8,843
	Dow Chemical Co.	3.500%	10/1/24	15,676	17,103
	Dow Chemical Co.	4.550%	11/30/25	13,039	14,882
	Dow Chemical Co.	3.625%	5/15/26	16,309	18,053
	DuPont de Nemours Inc.	4.205%	11/15/23	53,407	58,085
	DuPont de Nemours Inc.	4.493%	11/15/25	37,723	42,999
	Eastman Chemical Co.	3.500%	12/1/21	6,991	7,101
	Eastman Chemical Co.	3.600%	8/15/22	14,714	15,154
	Eastman Chemical Co.	3.800%	3/15/25	11,006	12,048
	Ecolab Inc.	2.375%	8/10/22	21,314	21,804
	Ecolab Inc.	3.250%	1/14/23	6,216	6,479
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,950	10,239
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,838	7,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	6,935	7,490
	FMC Corp.	4.100%	2/1/24	6,893	7,429
	Georgia-Pacific LLC	8.000%	1/15/24	6,850	8,166
[2,4]	Georgia-Pacific LLC	0.625%	5/15/24	3,500	3,501
[2,4]	Georgia-Pacific LLC	1.750%	9/30/25	9,500	9,770
	Huntsman International LLC	5.125%	11/15/22	7,297	7,676
	International Flavors & Fragrances Inc.	3.200%	5/1/23	5,429	5,673
	International Paper Co.	3.800%	1/15/26	8,676	9,701
	Kinross Gold Corp.	5.950%	3/15/24	9,248	10,400
	Linde Inc.	2.200%	8/15/22	9,101	9,276
	Linde Inc.	2.700%	2/21/23	9,491	9,821
	Linde Inc.	2.650%	2/5/25	7,255	7,711
	Linde Inc.	3.200%	1/30/26	12,371	13,594
	LYB International Finance BV	4.000%	7/15/23	19,428	20,814
	LYB International Finance III LLC	2.875%	5/1/25	16,970	18,084
	LYB International Finance III LLC	1.250%	10/1/25	15,044	15,090
	LyondellBasell Industries NV	5.750%	4/15/24	14,985	16,912
	Martin Marietta Materials Inc.	4.250%	7/2/24	8,372	9,197
	Mosaic Co.	3.250%	11/15/22	13,828	14,349
	Mosaic Co.	4.250%	11/15/23	21,326	22,984
	NewMarket Corp.	4.100%	12/15/22	2,375	2,496
	Newmont Corp.	3.700%	3/15/23	2,975	3,118
	Nucor Corp.	4.125%	9/15/22	10,450	10,861
	Nucor Corp.	4.000%	8/1/23	15,613	16,680
	Nucor Corp.	2.000%	6/1/25	14,213	14,779
	Nutrien Ltd.	3.150%	10/1/22	13,028	13,410
	Nutrien Ltd.	1.900%	5/13/23	8,635	8,870
	Nutrien Ltd.	3.500%	6/1/23	6,984	7,343
	Nutrien Ltd.	3.625%	3/15/24	13,565	14,560
	Nutrien Ltd.	3.375%	3/15/25	17,364	18,805
	Nutrien Ltd.	3.000%	4/1/25	7,663	8,189
	Packaging Corp. of America	4.500%	11/1/23	13,668	14,823
	Packaging Corp. of America	3.650%	9/15/24	6,557	7,124
	PPG Industries Inc.	3.200%	3/15/23	5,319	5,559
	PPG Industries Inc.	2.400%	8/15/24	8,761	9,218
	PPG Industries Inc.	1.200%	3/15/26	7,335	7,310
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,083	5,400
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,861
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	24,197	26,883
	RPM International Inc.	3.450%	11/15/22	4,009	4,146
	Sherwin-Williams Co.	3.125%	6/1/24	30,615	32,814
	Sherwin-Williams Co.	3.450%	8/1/25	7,304	7,970
	Southern Copper Corp.	3.500%	11/8/22	4,565	4,738
	Southern Copper Corp.	3.875%	4/23/25	8,532	9,324
	Steel Dynamics Inc.	2.800%	12/15/24	22,589	23,982
	Steel Dynamics Inc.	2.400%	6/15/25	7,705	8,081
	Vulcan Materials Co.	4.500%	4/1/25	6,268	7,026
	WestRock RKT LLC	4.000%	3/1/23	8,545	8,981
	WRKCo Inc.	3.000%	9/15/24	12,236	13,035
	WRKCo Inc.	3.750%	3/15/25	17,944	19,723
	WRKCo Inc.	4.650%	3/15/26	15,443	17,732
					967,124
Real Estate (3.2%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	18,588	20,326
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,362	1,538
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,611	8,498
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,868	7,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	8,824	9,648
	American Tower Corp.	3.500%	1/31/23	21,795	22,893
	American Tower Corp.	3.000%	6/15/23	15,395	16,164
	American Tower Corp.	0.600%	1/15/24	5,958	5,960
	American Tower Corp.	5.000%	2/15/24	15,704	17,512
	American Tower Corp.	3.375%	5/15/24	17,374	18,671
	American Tower Corp.	2.950%	1/15/25	15,677	16,695
	American Tower Corp.	2.400%	3/15/25	13,625	14,260
	American Tower Corp.	4.000%	6/1/25	12,267	13,558
	American Tower Corp.	1.300%	9/15/25	13,378	13,461
	American Tower Corp.	4.400%	2/15/26	11,957	13,513
	American Tower Corp.	1.600%	4/15/26	10,400	10,507
[2]	AvalonBay Communities Inc.	2.950%	9/15/22	8,925	9,179
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	6,453	7,005
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	7,645	8,316
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	10,856	11,875
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	5,919	6,512
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	11,096	11,975
	Boston Properties LP	3.850%	2/1/23	15,986	16,754
	Boston Properties LP	3.125%	9/1/23	17,818	18,708
	Boston Properties LP	3.800%	2/1/24	15,601	16,779
	Boston Properties LP	3.200%	1/15/25	14,088	15,116
	Boston Properties LP	3.650%	2/1/26	18,983	20,972
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,973	5,204
	Brandywine Operating Partnership LP	4.100%	10/1/24	6,110	6,641
	Brixmor Operating Partnership LP	3.250%	9/15/23	9,139	9,638
	Brixmor Operating Partnership LP	3.650%	6/15/24	12,511	13,525
	Brixmor Operating Partnership LP	3.850%	2/1/25	14,021	15,277
	Camden Property Trust	2.950%	12/15/22	8,687	8,984
	CBRE Services Inc.	4.875%	3/1/26	12,346	14,309
	CC Holdings GS V LLC	3.849%	4/15/23	30,250	32,140
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	7,388	7,872
	Corporate Office Properties LP	5.000%	7/1/25	7,242	8,183
	Corporate Office Properties LP	2.250%	3/15/26	6,005	6,179
	Crown Castle International Corp.	3.150%	7/15/23	10,611	11,180
	Crown Castle International Corp.	3.200%	9/1/24	17,523	18,791
	Crown Castle International Corp.	1.350%	7/15/25	10,134	10,238
	Crown Castle International Corp.	4.450%	2/15/26	21,536	24,379
	CubeSmart LP	4.375%	12/15/23	4,495	4,879
	CubeSmart LP	4.000%	11/15/25	6,906	7,651
	CyrusOne LP	2.900%	11/15/24	13,080	13,873
	Digital Realty Trust LP	4.750%	10/1/25	9,069	10,365
	Duke Realty LP	3.625%	4/15/23	1,500	1,573
	Duke Realty LP	3.750%	12/1/24	4,870	5,326
	Equinix Inc.	1.450%	5/15/26	11,000	11,065
	Equinix Inc.	2.625%	11/18/24	29,102	30,802
	Equinix Inc.	1.250%	7/15/25	10,501	10,550
	Equinix Inc.	1.000%	9/15/25	15,672	15,583
	ERP Operating LP	3.000%	4/15/23	8,167	8,528
	ERP Operating LP	3.375%	6/1/25	12,731	13,840
[2]	Essex Portfolio LP	3.375%	1/15/23	1,000	1,040
	Essex Portfolio LP	3.250%	5/1/23	8,429	8,817
	Essex Portfolio LP	3.875%	5/1/24	7,571	8,200
	Essex Portfolio LP	3.500%	4/1/25	16,736	18,166
	Essex Portfolio LP	3.375%	4/15/26	4,223	4,599
	Federal Realty Investment Trust	3.950%	1/15/24	10,507	11,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Realty Investment Trust	1.250%	2/15/26	10,604	10,614
	GLP Capital LP	5.375%	11/1/23	9,680	10,601
	GLP Capital LP	3.350%	9/1/24	11,418	12,114
	GLP Capital LP	5.250%	6/1/25	16,808	18,990
	GLP Capital LP	5.375%	4/15/26	13,072	14,917
	Healthpeak Properties Inc.	3.400%	2/1/25	7,781	8,403
	Healthpeak Properties Inc.	4.000%	6/1/25	6,757	7,485
	Highwoods Realty LP	3.625%	1/15/23	1,360	1,410
[2]	Host Hotels & Resorts LP	3.750%	10/15/23	9,736	10,285
	Host Hotels & Resorts LP	3.875%	4/1/24	9,707	10,371
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	10,752	11,650
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	8,552	9,431
	Kilroy Realty LP	3.800%	1/15/23	2,075	2,166
	Kilroy Realty LP	3.450%	12/15/24	8,990	9,647
	Kilroy Realty LP	4.375%	10/1/25	11,746	13,068
	Kimco Realty Corp.	3.400%	11/1/22	7,089	7,358
	Kimco Realty Corp.	3.125%	6/1/23	6,618	6,930
	Kimco Realty Corp.	2.700%	3/1/24	9,187	9,659
	Kimco Realty Corp.	3.300%	2/1/25	13,337	14,448
	Mid-America Apartments LP	4.300%	10/15/23	7,080	7,623
	Mid-America Apartments LP	3.750%	6/15/24	5,875	6,371
	Mid-America Apartments LP	4.000%	11/15/25	8,733	9,743
	National Retail Properties Inc.	3.900%	6/15/24	7,023	7,607
	National Retail Properties Inc.	4.000%	11/15/25	9,262	10,282
	Office Properties Income Trust	4.150%	2/1/22	6,565	6,680
	Office Properties Income Trust	4.000%	7/15/22	6,100	6,271
	Office Properties Income Trust	4.250%	5/15/24	6,480	6,918
	Office Properties Income Trust	4.500%	2/1/25	12,937	13,982
	Omega Healthcare Investors Inc.	4.375%	8/1/23	11,805	12,645
	Omega Healthcare Investors Inc.	4.950%	4/1/24	10,363	11,320
	Omega Healthcare Investors Inc.	4.500%	1/15/25	8,123	8,878
	Omega Healthcare Investors Inc.	5.250%	1/15/26	13,800	15,798
	Piedmont Operating Partnership LP	3.400%	6/1/23	8,466	8,817
	Piedmont Operating Partnership LP	4.450%	3/15/24	6,495	7,025
	Public Storage	2.370%	9/15/22	13,077	13,408
	Public Storage	0.875%	2/15/26	10,825	10,779
	Realty Income Corp.	4.650%	8/1/23	24,578	26,537
	Realty Income Corp.	3.875%	7/15/24	10,230	11,141
	Realty Income Corp.	3.875%	4/15/25	12,477	13,788
	Realty Income Corp.	0.750%	3/15/26	350	343
	Retail Properties of America Inc.	4.000%	3/15/25	1,100	1,172
	Sabra Health Care LP	4.800%	6/1/24	7,974	8,744
	Simon Property Group LP	2.625%	6/15/22	6,618	6,741
	Simon Property Group LP	2.750%	2/1/23	14,688	15,207
	Simon Property Group LP	2.750%	6/1/23	13,571	14,126
	Simon Property Group LP	3.750%	2/1/24	10,968	11,813
	Simon Property Group LP	2.000%	9/13/24	27,489	28,639
	Simon Property Group LP	3.375%	10/1/24	16,906	18,251
	Simon Property Group LP	3.500%	9/1/25	26,271	28,827
	Simon Property Group LP	3.300%	1/15/26	12,025	13,052
	SITE Centers Corp.	3.625%	2/1/25	7,428	7,818
	SITE Centers Corp.	4.250%	2/1/26	2,831	3,071
	SL Green Operating Partnership LP	3.250%	10/15/22	6,794	7,013
	SL Green Realty Corp.	4.500%	12/1/22	6,258	6,551
	Ventas Realty LP	3.125%	6/15/23	9,312	9,728
	Ventas Realty LP	3.500%	4/15/24	7,418	7,977
	Ventas Realty LP	3.750%	5/1/24	6,884	7,431
	Ventas Realty LP	2.650%	1/15/25	7,413	7,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	3.500%	2/1/25	11,624	12,600
Ventas Realty LP	4.125%	1/15/26	15,011	16,859
VEREIT Operating Partnership LP	4.600%	2/6/24	13,616	14,914
VEREIT Operating Partnership LP	4.625%	11/1/25	8,678	9,874
Vornado Realty LP	2.150%	6/1/26	4,000	4,039
Vornado Realty LP	3.500%	1/15/25	9,069	9,664
Washington REIT	3.950%	10/15/22	2,660	2,756
Weingarten Realty Investors	3.375%	10/15/22	1,709	1,764
Weingarten Realty Investors	3.500%	4/15/23	2,965	3,104
Welltower Inc.	4.500%	1/15/24	10,083	10,986
Welltower Inc.	3.625%	3/15/24	24,121	26,010
Welltower Inc.	4.000%	6/1/25	40,969	45,398
Welltower Inc.	4.250%	4/1/26	1,241	1,404
Weyerhaeuser Co.	8.500%	1/15/25	3,719	4,674
WP Carey Inc.	4.600%	4/1/24	8,328	9,139
WP Carey Inc.	4.000%	2/1/25	7,896	8,625
				1,523,627
Technology (8.3%)
Adobe Inc.	1.700%	2/1/23	18,851	19,317
Adobe Inc.	1.900%	2/1/25	14,003	14,617
Adobe Inc.	3.250%	2/1/25	18,098	19,649
Advanced Micro Devices Inc.	7.500%	8/15/22	15	16
Altera Corp.	4.100%	11/15/23	14,847	16,198
Analog Devices Inc.	2.875%	6/1/23	6,010	6,277
Analog Devices Inc.	3.125%	12/5/23	9,100	9,661
Analog Devices Inc.	2.950%	4/1/25	9,985	10,732
Analog Devices Inc.	3.900%	12/15/25	14,697	16,411
Apple Inc.	1.700%	9/11/22	17,350	17,680
Apple Inc.	2.100%	9/12/22	16,349	16,727
Apple Inc.	2.400%	1/13/23	28,433	29,410
Apple Inc.	2.850%	2/23/23	26,024	27,094
Apple Inc.	2.400%	5/3/23	109,628	114,122
Apple Inc.	0.750%	5/11/23	45,061	45,523
Apple Inc.	3.000%	2/9/24	41,953	44,764
Apple Inc.	3.450%	5/6/24	49,843	54,248
Apple Inc.	2.850%	5/11/24	58,035	61,992
Apple Inc.	1.800%	9/11/24	18,746	19,549
Apple Inc.	2.750%	1/13/25	18,173	19,498
Apple Inc.	2.500%	2/9/25	25,193	26,841
Apple Inc.	1.125%	5/11/25	52,830	53,625
Apple Inc.	3.200%	5/13/25	49,457	54,112
Apple Inc.	0.550%	8/20/25	13,844	13,731
Apple Inc.	0.700%	2/8/26	52,210	51,751
Apple Inc.	3.250%	2/23/26	77,666	85,460
Applied Materials Inc.	3.900%	10/1/25	14,416	16,162
Arrow Electronics Inc.	4.500%	3/1/23	5,850	6,174
Arrow Electronics Inc.	3.250%	9/8/24	13,580	14,551
Arrow Electronics Inc.	4.000%	4/1/25	4,870	5,309
Autodesk Inc.	3.600%	12/15/22	3,365	3,495
Autodesk Inc.	4.375%	6/15/25	7,881	8,846
Automatic Data Processing Inc.	3.375%	9/15/25	19,176	21,150
Avnet Inc.	4.875%	12/1/22	5,837	6,195
Avnet Inc.	4.625%	4/15/26	11,450	12,956
Broadcom Corp.	3.625%	1/15/24	543	582
Broadcom Corp.	3.125%	1/15/25	1,056	1,129
Broadcom Inc.	2.250%	11/15/23	7,476	7,760
Broadcom Inc.	3.625%	10/15/24	12,254	13,322
Broadcom Inc.	4.700%	4/15/25	26,527	29,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	3.150%	11/15/25	50,779	54,583
	Broadcom Inc.	4.250%	4/15/26	20,175	22,617
	Cadence Design Systems Inc.	4.375%	10/15/24	7,182	7,926
	Cintas Corp. No. 2	3.250%	6/1/22	3,975	4,061
	Cisco Systems Inc.	3.000%	6/15/22	14,832	15,262
	Cisco Systems Inc.	2.600%	2/28/23	8,661	9,023
	Cisco Systems Inc.	2.200%	9/20/23	17,218	17,929
	Cisco Systems Inc.	3.625%	3/4/24	17,687	19,265
	Cisco Systems Inc.	3.500%	6/15/25	4,900	5,433
	Cisco Systems Inc.	2.950%	2/28/26	16,535	18,040
	Citrix Systems Inc.	1.250%	3/1/26	17,450	17,235
[2,4]	Dell International LLC	5.450%	6/15/23	81,100	88,281
[2,4]	Dell International LLC	4.000%	7/15/24	23,772	25,871
[2,4]	Dell International LLC	5.850%	7/15/25	29,171	34,225
	DXC Technology Co.	4.250%	4/15/24	12,088	13,165
	DXC Technology Co.	4.125%	4/15/25	23,532	25,893
	Equifax Inc.	3.300%	12/15/22	16,494	17,112
	Equifax Inc.	3.950%	6/15/23	8,605	9,188
	Equifax Inc.	2.600%	12/1/24	18,437	19,517
	Equifax Inc.	2.600%	12/15/25	12,981	13,761
	Fidelity National Information Services Inc.	0.375%	3/1/23	17,350	17,336
	Fidelity National Information Services Inc.	0.600%	3/1/24	16,584	16,583
	Fidelity National Information Services Inc.	1.150%	3/1/26	29,175	28,982
	Fiserv Inc.	3.500%	10/1/22	17,172	17,753
	Fiserv Inc.	3.800%	10/1/23	34,502	37,091
	Fiserv Inc.	2.750%	7/1/24	53,242	56,444
	Fiserv Inc.	3.850%	6/1/25	9,176	10,124
	Flex Ltd.	5.000%	2/15/23	8,115	8,684
	Flex Ltd.	4.750%	6/15/25	13,096	14,644
	Flex Ltd.	3.750%	2/1/26	15,890	17,316
	Fortinet Inc.	1.000%	3/15/26	10,290	10,168
	Genpact Luxembourg Sarl	3.375%	12/1/24	3,402	3,656
	Harman International Industries Inc.	4.150%	5/15/25	6,278	6,918
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	38,262	40,069
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	13,162	13,568
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	22,727	24,671
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	21,941	22,403
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	21,153	23,628
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	51,126	58,368
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	16,208	16,476
	HP Inc.	4.050%	9/15/22	8,353	8,738
	HP Inc.	2.200%	6/17/25	26,183	27,363
	IHS Markit Ltd.	4.125%	8/1/23	7,760	8,315
	IHS Markit Ltd.	3.625%	5/1/24	6,250	6,721
	Intel Corp.	3.100%	7/29/22	15,752	16,277
	Intel Corp.	2.700%	12/15/22	31,543	32,744
	Intel Corp.	2.875%	5/11/24	28,257	30,241
	Intel Corp.	3.400%	3/25/25	41,293	45,324
	Intel Corp.	3.700%	7/29/25	46,051	51,122
	Intel Corp.	2.600%	5/19/26	21,737	23,318
	International Business Machines Corp.	1.875%	8/1/22	13,914	14,176
	International Business Machines Corp.	2.875%	11/9/22	35,558	36,892
	International Business Machines Corp.	3.375%	8/1/23	32,204	34,331
	International Business Machines Corp.	3.625%	2/12/24	28,470	30,848
	International Business Machines Corp.	3.000%	5/15/24	53,626	57,501
	International Business Machines Corp.	7.000%	10/30/25	7,050	8,886
	International Business Machines Corp.	3.450%	2/19/26	33,918	37,513
	International Business Machines Corp.	3.300%	5/15/26	60,000	66,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intuit Inc.	0.650%	7/15/23	11,025	11,107
	Intuit Inc.	0.950%	7/15/25	9,857	9,906
[2]	J Paul Getty Trust	0.391%	1/1/24	300	298
	Jabil Inc.	4.700%	9/15/22	10,248	10,813
	KLA Corp.	4.650%	11/1/24	23,552	26,355
	Lam Research Corp.	3.800%	3/15/25	10,546	11,644
	Lam Research Corp.	3.750%	3/15/26	13,253	14,854
[2,4]	Leidos Inc.	2.950%	5/15/23	11,364	11,858
[2,4]	Leidos Inc.	3.625%	5/15/25	9,178	10,014
[2,4]	Marvell Technology Inc.	4.200%	6/22/23	8,883	9,479
	Maxim Integrated Products Inc.	3.375%	3/15/23	7,951	8,317
	Microchip Technology Inc.	4.333%	6/1/23	20,895	22,389
	Micron Technology Inc.	2.497%	4/24/23	24,269	25,159
	Micron Technology Inc.	4.640%	2/6/24	11,641	12,810
	Micron Technology Inc.	4.975%	2/6/26	13,292	15,349
	Microsoft Corp.	2.650%	11/3/22	21,893	22,574
	Microsoft Corp.	2.125%	11/15/22	16,567	17,029
	Microsoft Corp.	2.375%	5/1/23	22,404	23,232
	Microsoft Corp.	2.000%	8/8/23	25,445	26,369
	Microsoft Corp.	3.625%	12/15/23	24,365	26,255
	Microsoft Corp.	2.875%	2/6/24	63,143	67,152
	Microsoft Corp.	2.700%	2/12/25	45,095	48,475
	Microsoft Corp.	3.125%	11/3/25	63,430	69,559
	Moody's Corp.	4.500%	9/1/22	11,924	12,396
	Moody's Corp.	2.625%	1/15/23	11,797	12,208
	Moody's Corp.	4.875%	2/15/24	10,310	11,384
	Moody's Corp.	3.750%	3/24/25	9,621	10,582
	Motorola Solutions Inc.	3.500%	3/1/23	7,578	7,979
	Motorola Solutions Inc.	4.000%	9/1/24	11,625	12,794
	NetApp Inc.	3.300%	9/29/24	9,014	9,703
	NetApp Inc.	1.875%	6/22/25	15,202	15,691
[2,4]	NXP BV	4.875%	3/1/24	20,305	22,501
[2,4]	NXP BV	2.700%	5/1/25	16,145	17,081
[2,4]	NXP BV	5.350%	3/1/26	5,675	6,638
	Oracle Corp.	2.500%	10/15/22	73,419	75,649
	Oracle Corp.	2.625%	2/15/23	42,171	43,769
	Oracle Corp.	3.625%	7/15/23	21,524	22,966
	Oracle Corp.	2.400%	9/15/23	55,523	57,833
	Oracle Corp.	3.400%	7/8/24	38,551	41,552
	Oracle Corp.	2.950%	11/15/24	41,900	44,826
	Oracle Corp.	2.500%	4/1/25	74,218	78,267
	Oracle Corp.	2.950%	5/15/25	39,771	42,530
	Oracle Corp.	1.650%	3/25/26	59,835	60,677
	QUALCOMM Inc.	3.000%	5/20/22	10,000	10,272
	QUALCOMM Inc.	2.600%	1/30/23	10,213	10,600
	QUALCOMM Inc.	2.900%	5/20/24	15,534	16,610
	QUALCOMM Inc.	3.450%	5/20/25	30,141	33,122
	QUALCOMM Inc.	1.300%	5/20/28	2,996	2,913
	RELX Capital Inc.	3.500%	3/16/23	11,918	12,536
	Roper Technologies Inc.	2.800%	12/15/21	8,923	9,025
	Roper Technologies Inc.	0.450%	8/15/22	13,033	13,058
	Roper Technologies Inc.	3.125%	11/15/22	7,654	7,908
	Roper Technologies Inc.	3.650%	9/15/23	16,850	18,021
	Roper Technologies Inc.	2.350%	9/15/24	10,155	10,690
	Roper Technologies Inc.	1.000%	9/15/25	16,498	16,460
	Roper Technologies Inc.	3.850%	12/15/25	3,113	3,460
	S&P Global Inc.	4.000%	6/15/25	12,723	14,232
	salesforce.com Inc.	3.250%	4/11/23	19,879	20,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	2.250%	5/1/23	4,650	4,805
	Texas Instruments Inc.	2.625%	5/15/24	12,809	13,574
	Texas Instruments Inc.	1.375%	3/12/25	21,011	21,578
	Verisk Analytics Inc.	4.125%	9/12/22	11,275	11,793
	Verisk Analytics Inc.	4.000%	6/15/25	18,801	20,852
	VMware Inc.	2.950%	8/21/22	44,794	46,100
	VMware Inc.	4.500%	5/15/25	18,744	21,015
	Xilinx Inc.	2.950%	6/1/24	15,642	16,675
					3,880,445
Utilities (5.1%)
	AEP Texas Inc.	2.400%	10/1/22	6,875	7,046
[2,4]	AES Corp.	1.375%	1/15/26	16,351	16,157
[2]	Alabama Power Co.	2.450%	3/30/22	13,115	13,334
[2]	Alabama Power Co.	3.550%	12/1/23	6,299	6,784
	Ameren Corp.	2.500%	9/15/24	12,110	12,767
	Ameren Corp.	3.650%	2/15/26	5,639	6,205
	Ameren Illinois Co.	2.700%	9/1/22	5,442	5,573
	Ameren Illinois Co.	3.250%	3/1/25	4,827	5,206
[2]	American Electric Power Co. Inc.	2.950%	12/15/22	20,878	21,548
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,002
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	2,670	2,656
	American Water Capital Corp.	3.850%	3/1/24	4,561	4,932
	American Water Capital Corp.	3.400%	3/1/25	14,067	15,321
	Appalachian Power Co.	3.400%	6/1/25	3,862	4,185
	Arizona Public Service Co.	3.150%	5/15/25	5,789	6,239
	Atmos Energy Corp.	0.625%	3/9/23	14,000	14,011
	Avangrid Inc.	3.150%	12/1/24	14,346	15,435
	Avangrid Inc.	3.200%	4/15/25	14,634	15,757
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,665	8,081
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	10,559	10,962
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,624	11,406
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,840	8,515
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	26,266	29,301
	Black Hills Corp.	4.250%	11/30/23	7,562	8,170
	Black Hills Corp.	3.950%	1/15/26	8,725	9,618
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	3,337	3,397
	CenterPoint Energy Inc.	2.500%	9/1/22	15,245	15,618
	CenterPoint Energy Inc.	3.850%	2/1/24	4,124	4,455
	CenterPoint Energy Inc.	2.500%	9/1/24	13,237	13,923
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	7,004	7,390
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,865	7,545
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,300	2,623
	CMS Energy Corp.	3.000%	5/15/26	6,000	6,443
	Connecticut Light & Power Co.	2.500%	1/15/23	12,727	13,114
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	8,500	8,443
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	5,002
	Consumers Energy Co.	0.350%	6/1/23	2,200	2,199
	Consumers Energy Co.	3.375%	8/15/23	10,728	11,355
	Delmarva Power & Light Co.	3.500%	11/15/23	7,223	7,725
[2]	Dominion Energy Inc.	2.750%	9/15/22	6,453	6,610
	Dominion Energy Inc.	3.071%	8/15/24	7,350	7,836
[2]	Dominion Energy Inc.	3.300%	3/15/25	11,282	12,255
	Dominion Energy Inc.	3.900%	10/1/25	19,293	21,425
[2]	Dominion Energy Inc.	1.450%	4/15/26	10,050	10,125
[2]	Dominion Energy Inc.	5.750%	10/1/54	9,825	10,733
	DTE Electric Co.	3.650%	3/15/24	6,581	7,091
	DTE Electric Co.	3.375%	3/1/25	7,375	8,012
[2]	DTE Energy Co.	2.600%	6/15/22	5,090	5,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	DTE Energy Co.	3.300%	6/15/22	5,882	6,036
[2]	DTE Energy Co.	0.550%	11/1/22	13,690	13,728
	DTE Energy Co.	2.250%	11/1/22	15,697	16,112
[2]	DTE Energy Co.	3.700%	8/1/23	12,422	13,250
[2]	DTE Energy Co.	3.850%	12/1/23	8,734	9,390
[2]	DTE Energy Co.	3.500%	6/1/24	7,828	8,399
[2]	DTE Energy Co.	2.529%	10/1/24	20,651	21,756
[2]	DTE Energy Co.	1.050%	6/1/25	20,072	20,048
	DTE Energy Co.	2.850%	10/1/26	7,000	7,503
	Duke Energy Carolinas LLC	3.350%	5/15/22	7,644	7,876
	Duke Energy Carolinas LLC	2.500%	3/15/23	12,231	12,670
	Duke Energy Carolinas LLC	3.050%	3/15/23	7,691	8,055
	Duke Energy Corp.	2.400%	8/15/22	9,973	10,199
	Duke Energy Corp.	3.050%	8/15/22	7,950	8,148
	Duke Energy Corp.	3.950%	10/15/23	9,796	10,506
	Duke Energy Corp.	3.750%	4/15/24	20,490	22,138
	Duke Energy Corp.	0.900%	9/15/25	10,925	10,847
	Duke Energy Corp.	2.650%	9/1/26	4,500	4,763
	Duke Energy Ohio Inc.	3.800%	9/1/23	8,356	8,924
	Duke Energy Progress LLC	2.800%	5/15/22	12,741	12,975
	Duke Energy Progress LLC	3.375%	9/1/23	6,503	6,945
	Duke Energy Progress LLC	3.250%	8/15/25	7,610	8,317
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	6,115	6,518
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,576	10,119
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	11,720	12,809
	Edison International	2.400%	9/15/22	8,921	9,105
	Edison International	3.125%	11/15/22	5,076	5,238
	Edison International	2.950%	3/15/23	6,374	6,596
	Edison International	3.550%	11/15/24	13,475	14,484
	Edison International	4.950%	4/15/25	7,454	8,309
	Enel Generacion Chile SA	4.250%	4/15/24	5,690	6,093
	Entergy Arkansas LLC	3.700%	6/1/24	5,841	6,329
	Entergy Arkansas LLC	3.500%	4/1/26	11,324	12,516
	Entergy Corp.	4.000%	7/15/22	16,809	17,389
	Entergy Corp.	0.900%	9/15/25	22,149	21,893
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,277	6,111
	Entergy Louisiana LLC	4.050%	9/1/23	8,327	8,932
	Entergy Louisiana LLC	0.620%	11/17/23	9,800	9,811
	Entergy Louisiana LLC	5.400%	11/1/24	7,418	8,579
	Evergy Inc.	2.450%	9/15/24	15,280	16,020
	Evergy Metro Inc.	3.150%	3/15/23	6,672	6,962
	Evergy Metro Inc.	3.650%	8/15/25	705	774
	Eversource Energy	2.800%	5/1/23	7,755	8,053
[2]	Eversource Energy	3.800%	12/1/23	6,440	6,935
[2]	Eversource Energy	2.900%	10/1/24	9,416	10,028
[2]	Eversource Energy	3.150%	1/15/25	7,454	7,989
[2]	Eversource Energy	0.800%	8/15/25	6,889	6,828
	Exelon Corp.	3.497%	6/1/22	24,334	25,017
[2]	Exelon Corp.	3.950%	6/15/25	28,591	31,580
	Exelon Corp.	3.400%	4/15/26	16,479	17,999
	Exelon Generation Co. LLC	3.400%	3/15/22	6,040	6,162
	Exelon Generation Co. LLC	4.250%	6/15/22	15,619	16,074
	Exelon Generation Co. LLC	3.250%	6/1/25	19,001	20,490
	Florida Power & Light Co.	2.750%	6/1/23	5,618	5,835
	Florida Power & Light Co.	3.250%	6/1/24	9,087	9,734
	Florida Power & Light Co.	2.850%	4/1/25	19,612	21,063
	Florida Power & Light Co.	3.125%	12/1/25	14,831	16,189
	Georgia Power Co.	2.850%	5/15/22	7,492	7,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Georgia Power Co.	2.100%	7/30/23	29,663	30,733
[2]	Georgia Power Co.	2.200%	9/15/24	9,690	10,129
	Georgia Power Co.	3.250%	4/1/26	8,665	9,389
	Iberdrola International BV	5.810%	3/15/25	2,796	3,267
	Interstate Power & Light Co.	3.250%	12/1/24	10,742	11,601
	IPALCO Enterprises Inc.	3.700%	9/1/24	8,813	9,519
	ITC Holdings Corp.	2.700%	11/15/22	12,791	13,182
	ITC Holdings Corp.	3.650%	6/15/24	8,673	9,366
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,341	3,624
	MidAmerican Energy Co.	3.500%	10/15/24	15,479	16,845
	National Fuel Gas Co.	3.750%	3/1/23	6,625	6,931
	National Fuel Gas Co.	5.200%	7/15/25	9,271	10,456
	National Fuel Gas Co.	5.500%	1/15/26	10,107	11,751
[2]	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	10,140	10,379
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	6,850	7,101
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	9,803	10,453
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	14,941	15,837
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	8,300	8,289
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	13,054	13,930
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	13,674	14,902
[2]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	10,020	10,443
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,150	5,618
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	4,893	4,992
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	8,647	8,970
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	30,958	31,118
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	27,490	29,432
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	34,820	37,100
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	7,000	7,613
	NiSource Inc.	0.950%	8/15/25	23,586	23,485
	Northern States Power Co.	2.150%	8/15/22	3,675	3,724
	Northern States Power Co.	2.600%	5/15/23	13,561	14,015
	NSTAR Electric Co.	2.375%	10/15/22	8,943	9,147
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	5,242	5,386
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,175	1,273
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	16,224	17,252
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,853	6,265
[2,4]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,725	8,548
	ONE Gas Inc.	0.850%	3/11/23	7,700	7,708
	ONE Gas Inc.	3.610%	2/1/24	3,797	4,030
	ONE Gas Inc.	1.100%	3/11/24	7,825	7,831
	Pacific Gas & Electric Co.	1.750%	6/16/22	39,606	39,614
	Pacific Gas & Electric Co.	1.367%	3/10/23	14,750	14,753
	Pacific Gas & Electric Co.	4.250%	8/1/23	8,979	9,541
	Pacific Gas & Electric Co.	3.850%	11/15/23	18,244	19,269
	Pacific Gas & Electric Co.	3.750%	2/15/24	6,100	6,441
	Pacific Gas & Electric Co.	3.500%	6/15/25	14,099	14,855
	Pacific Gas & Electric Co.	3.450%	7/1/25	32,873	34,532
	Pacific Gas & Electric Co.	3.150%	1/1/26	59,652	61,839
	PacifiCorp	2.950%	6/1/23	4,657	4,863
	PacifiCorp	3.600%	4/1/24	6,000	6,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	2.375%	9/15/22	6,215	6,345
	PECO Energy Co.	3.150%	10/15/25	724	781
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,965	11,091
	Potomac Electric Power Co.	3.600%	3/15/24	4,511	4,854
	PPL Capital Funding Inc.	4.200%	6/15/22	13,898	14,302
	PPL Capital Funding Inc.	3.500%	12/1/22	9,158	9,509
	PPL Capital Funding Inc.	3.400%	6/1/23	9,544	10,026
	PPL Capital Funding Inc.	3.950%	3/15/24	7,036	7,609
	PPL Capital Funding Inc.	3.100%	5/15/26	14,000	15,107
	PSEG Power LLC	3.850%	6/1/23	15,464	16,464
	Public Service Co. of Colorado	2.250%	9/15/22	9,231	9,377
	Public Service Co. of New Hampshire	3.500%	11/1/23	10,511	11,221
[2]	Public Service Electric & Gas Co.	2.375%	5/15/23	9,163	9,504
[2]	Public Service Electric & Gas Co.	3.250%	9/1/23	2,899	3,078
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	4,686	5,029
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,900	4,882
	Public Service Enterprise Group Inc.	2.650%	11/15/22	13,669	14,106
	Public Service Enterprise Group Inc.	2.875%	6/15/24	22,892	24,325
	Public Service Enterprise Group Inc.	0.800%	8/15/25	10,680	10,598
	Puget Energy Inc.	5.625%	7/15/22	5,276	5,508
	Puget Energy Inc.	3.650%	5/15/25	9,236	9,986
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	8,070	8,577
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,283	4,546
	Sempra Energy	2.875%	10/1/22	15,371	15,774
	Sempra Energy	2.900%	2/1/23	12,763	13,268
	Sempra Energy	4.050%	12/1/23	9,302	10,021
	Sempra Energy	3.550%	6/15/24	11,463	12,357
	Sempra Energy	3.750%	11/15/25	8,547	9,423
	Sierra Pacific Power Co.	2.600%	5/1/26	10,000	10,650
	Southern California Edison Co.	0.700%	4/3/23	7,300	7,324
[2]	Southern California Edison Co.	3.400%	6/1/23	9,205	9,694
[2]	Southern California Edison Co.	3.500%	10/1/23	11,375	12,054
	Southern California Edison Co.	1.100%	4/1/24	12,200	12,291
[2]	Southern California Edison Co.	3.700%	8/1/25	19,946	21,862
[2]	Southern California Edison Co.	1.200%	2/1/26	7,760	7,703
	Southern California Gas Co.	3.150%	9/15/24	8,395	9,035
	Southern California Gas Co.	3.200%	6/15/25	2,758	2,984
	Southern Co.	2.950%	7/1/23	17,137	17,952
[2]	Southern Co.	0.600%	2/26/24	10,315	10,347
[2]	Southern Co.	4.000%	1/15/51	26,425	28,006
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	11,616	12,104
	Southern Power Co.	4.150%	12/1/25	4,566	5,132
	Southern Power Co.	0.900%	1/15/26	6,150	6,059
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	11,296	11,478
	Southwestern Public Service Co.	3.300%	6/15/24	5,517	5,886
	Tucson Electric Power Co.	3.050%	3/15/25	4,400	4,727
	Union Electric Co.	3.500%	4/15/24	6,218	6,677
	Virginia Electric & Power Co.	3.450%	9/1/22	8,427	8,683
[2]	Virginia Electric & Power Co.	2.750%	3/15/23	27,113	28,146
	Virginia Electric & Power Co.	3.450%	2/15/24	5,821	6,241
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	2,583	2,777
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	25,018	27,343
	WEC Energy Group Inc.	0.550%	9/15/23	7,378	7,387
	WEC Energy Group Inc.	0.800%	3/15/24	13,075	13,120
	WEC Energy Group Inc.	3.550%	6/15/25	10,091	11,042
	Wisconsin Electric Power Co.	2.050%	12/15/24	8,347	8,763
	Xcel Energy Inc.	0.500%	10/15/23	7,440	7,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	3.300%	6/1/25	11,187	12,093
					2,417,081
Total Corporate Bonds (Cost $45,596,804)					46,490,526
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[5]	Vanguard Market Liquidity Fund (Cost $743,070)	0.055%		7,430,701	743,070
Total Investments (100.9%) (Cost $46,454,630)					47,348,309
Other Assets and Liabilities—Net (-0.9%)					(433,259)
Net Assets (100%)					46,915,050
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Securities with a value of $1,823,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $496,589,000, representing 1.1% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(154)	(33,993)	—
5-Year U.S. Treasury Note	September 2021	(492)	(60,935)	14
				14

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	114,713	—	114,713
Corporate Bonds	—	46,490,526	—	46,490,526
Temporary Cash Investments	743,070	—	—	743,070
Total	743,070	46,605,239	—	47,348,309

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Liabilities
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.